UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01241
Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
February 29, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Asian Small Companies Fund Semiannual Report February 29, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2012
Eaton Vance
Asian Small Companies Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	24

Important Notices	25

Eaton Vance
Asian Small Companies Fund
February 29, 2012
Performance1,2

Portfolio Managers Christopher Darling; Ng Guan Mean, CFA, CPA, each of Lloyd George Management (Hong Kong) Limited

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	3/1/1999	-0.71%	-3.61%	-6.94%	9.31%
Class A at 5.75% Maximum Sales Charge	—	-6.40	-9.14	-8.03	8.67
Class B at NAV	10/8/1999	-1.05	-4.28	-7.49	8.70
Class B at 5% Maximum Sales Charge	—	-5.91	-8.94	-7.74	8.70
MSCI All Country Asia ex Japan Small Cap Index	—	-0.35%	-5.72%	5.56%	13.09%

% Total Annual Operating Expense Ratios[3]	Class A	Class B

Gross	2.24%	2.94%
Net	2.09	2.79
Fund Profile4

Regional Allocation (% of net assets)5

Top 10 Holdings (% of net assets)[5]

OSIM International, Ltd.	3.7%
Youyuan International Holdings, Ltd.	3.7
Mudajaya Group Bhd	3.6
AMVIG Holdings, Ltd.	3.5
Aeon Co. (M) Bhd	3.1
Allahabad Bank, Ltd.	2.9
Bank Bukopin Tbk PT	2.8
Radiant Opto-Electronics Corp.	2.5
St. Shine Optical Co., Ltd.	2.5
Parkson Retail Asia, Ltd.	2.5
Total	30.8%
Sector Allocation (% of net assets)5

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Asian Small Companies Fund
February 29, 2012
Endnotes and Additional Disclosures

[1]	MSCI All Country Asia ex Japan Small Cap Index is an unmanaged index representing the small-cap segment of Asia, excluding Japan. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/28/13. Without the reimbursement, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance
Asian Small Companies Fund

February 29, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 – February 29, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(9/1/11)	(2/29/12)	(9/1/11 – 2/29/12)		Ratio

Actual
Class A	$1,000.00	$992.90	$10.11	**	2.04%
Class B	$1,000.00	$989.50	$13.55	**	2.74%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,014.70	$10.22	**	2.04%
Class B	$1,000.00	$1,011.20	$13.70	**	2.74%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance
Asian Small Companies Fund

February 29, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2012

Investment in Asian Small Companies Portfolio, at value (identified cost, $36,266,677)	$32,445,215
Receivable for Fund shares sold	21,522
Receivable from affiliates	3,516

Total assets	$32,470,253

Liabilities

Payable for Fund shares redeemed	$126,957
Payable to affiliates:
Administration fee	3,792
Distribution and service fees	11,643
Accrued expenses	32,810

Total liabilities	$175,202

Net Assets	$32,295,051

Sources of Net Assets

Paid-in capital	$42,338,161
Accumulated net realized loss from Portfolio	(5,790,763)
Accumulated distributions in excess of net investment income	(430,885)
Net unrealized depreciation from Portfolio	(3,821,462)

Total	$32,295,051

Class A Shares

Net Assets	$25,061,025
Shares Outstanding	1,658,880
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.11
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$16.03

Class B Shares

Net Assets	$7,234,026
Shares Outstanding	483,401
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.96

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
5

Eaton Vance
Asian Small Companies Fund

February 29, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 29, 2012

Dividends allocated from Portfolio (net of foreign taxes, $24,740)	$311,249
Interest allocated from Portfolio	49
Expenses allocated from Portfolio	(214,997)

Total investment income from Portfolio	$96,301

Expenses

Administration fee	$23,650
Distribution and service fees
Class A	36,181
Class B	37,063
Trustees’ fees and expenses	250
Custodian fee	7,450
Transfer and dividend disbursing agent fees	36,747
Legal and accounting services	11,531
Printing and postage	15,201
Registration fees	15,946
Miscellaneous	4,364

Total expenses	$188,383

Deduct —
Allocation of expenses to affiliates	$56,290

Total expense reductions	$56,290

Net expenses	$132,093

Net investment loss	$(35,792)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$(322,782)
Foreign currency transactions	(96,415)

Net realized loss	$(419,197)

Change in unrealized appreciation (depreciation) —
Investments	$(448,376)
Foreign currency	7,357

Net change in unrealized appreciation (depreciation)	$(441,019)

Net realized and unrealized loss	$(860,216)

Net decrease in net assets from operations	$(896,008)

See Notes to Financial Statements.
6

Eaton Vance
Asian Small Companies Fund

February 29, 2012

Statements of Changes in Net Assets

	Six Months Ended
	February 29, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2011

From operations —
Net investment income (loss)	$(35,792)	$123,706
Net realized gain (loss) from investment and foreign currency transactions	(419,197)	9,580,341
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(441,019)	(6,044,474)

Net increase (decrease) in net assets from operations	$(896,008)	$3,659,573

Distributions to shareholders —
From net investment income
Class A	$(629,619)	$(1,619,297)
Class B	(117,545)	(458,938)

Total distributions to shareholders	$(747,164)	$(2,078,235)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$892,795	$6,497,919
Class B	102,773	1,187,179
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	489,163	1,285,396
Class B	86,285	324,659
Cost of shares redeemed
Class A	(4,786,838)	(17,307,928)
Class B	(1,004,419)	(4,485,932)
Net asset value of shares exchanged
Class A	795,588	250,894
Class B	(795,588)	(250,894)
Redemption fees	—	1,015

Net decrease in net assets from Fund share transactions	$(4,220,241)	$(12,497,692)

Net decrease in net assets	$(5,863,413)	$(10,916,354)

Net Assets

At beginning of period	$38,158,464	$49,074,818

At end of period	$32,295,051	$38,158,464

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(430,885)	$352,071

See Notes to Financial Statements.
7

Eaton Vance
Asian Small Companies Fund

February 29, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011		2010		2009		2008	2007

Net asset value — Beginning of period	$15.650		$15.450		$13.840		$17.670		$36.150	$26.440

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.005)		$0.073		$0.026		$0.115		$0.468	$0.182
Net realized and unrealized gain (loss)	(0.167)		0.857		2.124		(1.900)		(14.502)	9.814

Total income (loss) from operations	$(0.172)		$0.930		$2.150		$(1.785)		$(14.034)	$9.996

Less Distributions

From net investment income	$(0.368)		$(0.730)		$(0.541)		$—		$(0.262)	$(0.095)
From net realized gain	—		—		—		(2.045)		(4.187)	(0.197)

Total distributions	$(0.368)		$(0.730)		$(0.541)		$(2.045)		$(4.449)	$(0.292)

Redemption fees(1)	$—		$0.000	(2)	$0.001		$0.000	(2)	$0.003	$0.006

Net asset value — End of period	$15.110		$15.650		$15.450		$13.840		$17.670	$36.150

Total Return(3)	(0.71)	%(4)	5.54%		15.49%		(3.82)%		(44.18)%	37.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,061		$28,910		$37,002		$40,429		$61,395	$232,415
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.04	%(7)(8)	1.97	%(8)	2.20	%(8)	2.66	%(8)	2.10%	1.99%
Net investment income (loss)	(0.07)	%(7)	0.42%		0.17%		1.02%		1.58%	0.54%
Portfolio Turnover of the Portfolio	47	%(4)	129%		105%		136%		38%	37%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.36%, 0.20%, 0.11% and 0.10% of average daily net assets for the six months ended February 29, 2012 and the years ended August 31, 2011, 2010 and 2009, respectively). Absent this subsidy, total return would be lower.

See Notes to Financial Statements.
8

Eaton Vance
Asian Small Companies Fund

February 29, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011		2010		2009		2008	2007

Net asset value — Beginning of period	$15.390		$15.210		$13.650		$17.550		$35.930	$26.340

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.050)		$(0.046)		$(0.059)		$0.057		$0.328	$(0.000	)(2)
Net realized and unrealized gain (loss)	(0.154)		0.848		2.085		(1.912)		(14.453)	9.781

Total income (loss) from operations	$(0.204)		$0.802		$2.026		$(1.855)		$(14.125)	$9.781

Less Distributions

From net investment income	$(0.226)		$(0.622)		$(0.467)		$—		$(0.071)	$—
From net realized gain	—		—		—		(2.045)		(4.187)	(0.197)

Total distributions	$(0.226)		$(0.622)		$(0.467)		$(2.045)		$(4.258)	$(0.197)

Redemption fees(1)	$—		$0.000	(2)	$0.001		$0.000	(2)	$0.003	$0.006

Net asset value — End of period	$14.960		$15.390		$15.210		$13.650		$17.550	$35.930

Total Return(3)	(1.05)	%(4)	4.77%		14.86%		(4.31)%		(44.50)%	37.26%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,234		$9,249		$12,073		$13,157		$19,110	$48,084
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.74	%(7)(8)	2.67	%(8)	2.78	%(8)	3.20	%(8)	2.64%	2.52%
Net investment income (loss)	(0.74)	%(7)	(0.27)%		(0.39)%		0.52%		1.14%	(0.00	)%(9)
Portfolio Turnover of the Portfolio	47	%(4)	129%		105%		136%		38%	37%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.36%, 0.20%, 0.11% and 0.10% of average daily net assets for the six months ended February 29, 2012 and the years ended August 31, 2011, 2010 and 2009, respectively). Absent this subsidy, total return would be lower.
(9)	Amount is less than (0.005)%.

See Notes to Financial Statements.
9

Eaton Vance
Asian Small Companies Fund

February 29, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Asian Small Companies Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Asian Small Companies Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (42.2% at February 29, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $4,663,738 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on August 31, 2017 ($2,910,864) and August 31, 2018 ($1,752,874). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after August 31, 2011.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of February 29, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

10

Eaton Vance
Asian Small Companies Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

H Redemption Fees — Prior to January 1, 2011 and upon the redemption or exchange of shares by Class A shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A shares are no longer subject to a redemption fee.

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J Interim Financial Statements — The interim financial statements relating to February 29, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 29, 2012, the administration fee amounted to $23,650. In addition, investment adviser fees are paid by the Portfolio to Boston Management and Research (BMR), a subsidiary of EVM, and sub-adviser fees are paid by BMR to Lloyd George Management (Hong Kong) Limited (LGM-HK). See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

BMR and LGM-HK have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceed 2.04% and 2.74% of the Fund’s average daily net assets for Class A and Class B, respectively. This agreement may be changed or terminated after April 28, 2013. Pursuant to this agreement, BMR and LGM-HK were allocated $56,290 in total of the Fund’s operating expenses for the six months ended February 29, 2012. Such reimbursement was shared equally by BMR and LGM-HK. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 29, 2012, EVM earned $2,381 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,271 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2012. EVD also received distribution and service fees from Class A and Class B shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of BMR’s, EVM’s or LGM-HK’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2012 amounted to $36,181 for Class A shares.

The Fund also has in effect a distribution plan for Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class B, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class B. For the six months ended February 29, 2012, the Fund paid or accrued to EVD $27,797 for Class B shares, representing 0.75% (annualized) of the average daily net assets of Class B shares. At February 29, 2012, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plan was approximately $88,000.

11

Eaton Vance
Asian Small Companies Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class B Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 29, 2012 amounted to $9,266 for Class B shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B Plan. CDSCs received on Class B redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 29, 2012, the Fund was informed that EVD received less than $100 and approximately $6,000 of CDSCs paid by Class A and Class B shareholders, respectively.

6 Investment Transactions

For the six months ended February 29, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $289,849 and $5,442,500, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	February 29, 2012	Year Ended
Class A	(Unaudited)	August 31, 2011

Sales	65,293	373,207
Issued to shareholders electing to receive payments of distributions in Fund shares	38,547	73,271
Redemptions	(349,706)	(1,009,200)
Exchange from Class B shares	57,523	14,778

Net decrease	(188,343)	(547,944)

	Six Months Ended
	February 29, 2012	Year Ended
Class B	(Unaudited)	August 31, 2011

Sales	7,507	68,867
Issued to shareholders electing to receive payments of distributions in Fund shares	6,858	18,735
Redemptions	(73,629)	(265,221)
Exchange to Class A shares	(58,352)	(15,006)

Net decrease	(117,616)	(192,625)

For the year ended August 31, 2011, the Fund received $1,015 in redemption fees.

12

Asian Small Companies Portfolio

February 29, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value

Australia — 1.7%

Metals & Mining — 1.7%

Kingsgate Consolidated, Ltd.	174,350	$1,270,980

		$1,270,980

Total Australia
(identified cost $1,493,117)		$1,270,980

China — 17.2%

Containers & Packaging — 3.5%

AMVIG Holdings, Ltd.	4,682,000	$2,694,598

		$2,694,598

Electronic Equipment, Instruments & Components — 3.3%

China High Precision Automation Group, Ltd.	3,338,000	$1,155,531
Kingboard Laminates Holdings, Ltd.	2,281,500	1,348,495

		$2,504,026

Gas Utilities — 1.1%

China Resources Gas Group, Ltd.	544,000	$842,390

		$842,390

Household Products — 5.6%

Vinda International Holdings, Ltd.	1,124,000	$1,516,510
Youyuan International Holdings, Ltd.(1)	9,742,000	2,816,777

		$4,333,287

Multiline Retail — 1.4%

Parkson Retail Group, Ltd.	891,000	$1,057,215

		$1,057,215

Real Estate Management & Development — 2.3%

Perennial China Retail Trust(1)	1,966,000	$822,064
SOHO China, Ltd.	1,360,500	988,333

		$1,810,397

Total China
(identified cost $14,179,377)		$13,241,913

Hong Kong — 8.2%

Commercial Banks — 1.1%

Dah Sing Financial Holdings, Ltd.	220,000	$865,643

		$865,643

Diversified Financial Services — 2.0%

First Pacific Co., Ltd.	632,000	$705,736
Public Financial Holdings, Ltd.	1,852,000	842,564

		$1,548,300

Food Products — 2.1%

Biostime International Holdings, Ltd.	822,000	$1,577,432

		$1,577,432

Multiline Retail — 0.5%

AEON Stores (Hong Kong) Co., Ltd.	151,500	$386,816

		$386,816

Real Estate Management & Development — 1.1%

Hang Lung Properties, Ltd.	227,000	$857,053

		$857,053

Textiles, Apparel & Luxury Goods — 1.4%

Stella International Holdings, Ltd.	449,500	$1,035,622

		$1,035,622

Total Hong Kong
(identified cost $5,935,622)		$6,270,866

India — 8.3%

Commercial Banks — 2.9%

Allahabad Bank, Ltd.	552,544	$2,219,601

		$2,219,601

Household Products — 1.9%

Jyothy Laboratories, Ltd.	361,312	$1,448,100

		$1,448,100

Personal Products — 2.0%

Godrej Consumer Products, Ltd.	173,610	$1,579,197

		$1,579,197

See Notes to Financial Statements.
13

Asian Small Companies Portfolio

February 29, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pharmaceuticals — 1.5%

Aurobindo Pharma, Ltd.	512,370	$1,167,470

		$1,167,470

Total India
(identified cost $8,545,561)		$6,414,368

Indonesia — 8.0%

Commercial Banks — 2.8%

Bank Bukopin Tbk PT	31,228,000	$2,136,865

		$2,136,865

Consumer Finance — 2.4%

Clipan Finance Indonesia Tbk PT	31,072,500	$1,853,958

		$1,853,958

Food Products — 0.8%

Mayora Indah Tbk PT	395,500	$645,232

		$645,232

Oil, Gas & Consumable Fuels — 2.0%

Sakari Resources, Ltd.	720,000	$1,519,332

		$1,519,332

Total Indonesia
(identified cost $5,525,447)		$6,155,387

Malaysia — 8.7%

Construction & Engineering — 3.6%

Mudajaya Group Bhd	2,920,966	$2,750,930

		$2,750,930

Multiline Retail — 3.1%

Aeon Co. (M) Bhd	809,000	$2,382,984

		$2,382,984

Specialty Retail — 2.0%

Padini Holdings Bhd	3,316,700	$1,535,164

		$1,535,164

Total Malaysia
(identified cost $5,947,188)		$6,669,078

Philippines — 1.7%

Independent Power Producers & Energy Traders — 1.7%

Energy Development Corp.	10,139,600	$1,291,111

		$1,291,111

Total Philippines
(identified cost $1,316,068)		$1,291,111

Singapore — 20.9%

Air Freight & Logistics — 1.0%

Singapore Post, Ltd.	956,000	$740,775

		$740,775

Construction & Engineering — 2.3%

PEC, Ltd.	2,903,000	$1,723,163

		$1,723,163

Consumer Finance — 1.2%

Hong Leong Finance, Ltd.	461,000	$905,947

		$905,947

Food & Staples Retailing — 2.0%

Olam International, Ltd.	821,000	$1,554,033

		$1,554,033

Food Products — 2.0%

Super Group, Ltd.	1,185,000	$1,552,041

		$1,552,041

Hotels, Restaurants & Leisure — 1.8%

Overseas Union Enterprise, Ltd.	693,000	$1,376,311

		$1,376,311

IT Services — 1.0%

CSE Global, Ltd.	1,143,000	$797,727

		$797,727

Multiline Retail — 2.5%

Parkson Retail Asia, Ltd.(1)	1,703,000	$1,947,219

		$1,947,219

See Notes to Financial Statements.
14

Asian Small Companies Portfolio

February 29, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 2.5%

CDL Hospitality Trusts	1,407,000	$1,925,692

		$1,925,692

Specialty Retail — 3.7%

OSIM International, Ltd.	2,986,000	$2,874,644

		$2,874,644

Wireless Telecommunication Services — 0.9%

StarHub, Ltd.	295,000	$692,701

		$692,701

Total Singapore
(identified cost $15,556,346)		$16,090,253

South Korea — 7.7%

Beverages — 2.1%

Hite-Jinro Co., Ltd.	70,980	$1,586,582

		$1,586,582

Commercial Banks — 1.9%

BS Financial Group, Inc.	118,690	$1,475,453

		$1,475,453

Internet & Catalog Retail — 1.7%

CJ O Shopping Co., Ltd.	5,031	$1,269,353

		$1,269,353

Metals & Mining — 2.0%

POSCO Chemtech Co., Ltd.	10,170	$1,559,542

		$1,559,542

Total South Korea
(identified cost $6,175,528)		$5,890,930

Taiwan — 9.9%

Computers & Peripherals — 1.7%

Simplo Technology Co., Ltd.	181,000	$1,295,564

		$1,295,564

Health Care Equipment & Supplies — 4.8%

Pacific Hospital Supply Co., Ltd.	550,000	$1,715,141
St. Shine Optical Co., Ltd.	155,000	1,955,289

		$3,670,430

Leisure Equipment & Products — 0.9%

Giant Manufacturing Co., Ltd.	163,000	$698,562

		$698,562

Semiconductors & Semiconductor Equipment — 2.5%

Radiant Opto-Electronics Corp.	442,240	$1,958,841

		$1,958,841

Total Taiwan
(identified cost $6,702,754)		$7,623,397

Thailand — 4.6%

Insurance — 1.4%

Bangkok Life Assurance PCL(2)	431,500	$639,341
Bangkok Life Assurance PCL NVDR	53,300	78,973
Thai Reinsurance PCL NVDR	2,947,800	372,066

		$1,090,380

Real Estate Management & Development — 3.2%

Pruksa Real Estate PCL	1,977,400	$911,233
Ticon Industrial Connection PCL(2)	3,464,600	1,496,491

		$2,407,724

Total Thailand
(identified cost $2,997,762)		$3,498,104

Total Common Stocks — 96.9%
(identified cost $74,374,770)		$74,416,387

Rights — 0.1%

Security	Shares	Value

Insurance — 0.1%

Thai Reinsurance PCL NVDR, Exp. 3/6/12(1)	3,930,400	$106,490

Total Rights
(identified cost $0)		$106,490

See Notes to Financial Statements.
15

Asian Small Companies Portfolio

February 29, 2012

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.5%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 3/1/12	$1,115	$1,115,489

Total Short-Term Investments
(identified cost $1,115,489)		$1,115,489

Total Investments — 98.5%
(identified cost $75,490,259)		$75,638,366

Other Assets, Less Liabilities — 1.5%		$1,171,970

Net Assets — 100.0%		$76,810,336

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

NVDR	- Non-Voting Depositary Receipt
PCL	- Public Company Ltd.

(1)	Non-income producing security.

(2)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

See Notes to Financial Statements.
16

Asian Small Companies Portfolio

February 29, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2012

Investments, at value (identified cost, $75,490,259)	$75,638,366
Foreign currency, at value (identified cost, $1,511,820)	1,534,118
Dividends receivable	77,270
Receivable for investments sold	25,012
Receivable for foreign taxes	89,691

Total assets	$77,364,457

Liabilities

Payable for investments purchased	$443,256
Payable to affiliate:
Investment adviser fee	65,681
Accrued expenses	45,184

Total liabilities	$554,121

Net Assets applicable to investors’ interest in Portfolio	$76,810,336

Sources of Net Assets

Investors’ capital	$76,646,350
Net unrealized appreciation	163,986

Total	$76,810,336

See Notes to Financial Statements.
17

Asian Small Companies Portfolio

February 29, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 29, 2012

Dividends (net of foreign taxes, $56,419)	$707,679
Interest	112

Total investment income	$707,791

Expenses

Investment adviser fee	$398,477
Trustees’ fees and expenses	1,624
Custodian fee	67,202
Legal and accounting services	22,267
Miscellaneous	2,287

Total expenses	$491,857

Net investment income	$215,934

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(354,025)
Foreign currency transactions	(218,039)

Net realized loss	$(572,064)

Change in unrealized appreciation (depreciation) —
Investments	$(867,360)
Foreign currency	18,292

Net change in unrealized appreciation (depreciation)	$(849,068)

Net realized and unrealized loss	$(1,421,132)

Net decrease in net assets from operations	$(1,205,198)

See Notes to Financial Statements.
18

Asian Small Companies Portfolio

February 29, 2012

Statements of Changes in Net Assets

	Six Months Ended
	February 29, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2011

From operations —
Net investment income	$215,934	$1,422,300
Net realized gain (loss) from investment and foreign currency transactions	(572,064)	25,481,936
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(849,068)	(15,566,854)

Net increase (decrease) in net assets from operations	$(1,205,198)	$11,337,382

Capital transactions —
Contributions	$289,849	$2,684,629
Withdrawals	(7,669,267)	(53,912,783)

Net decrease in net assets from capital transactions	$(7,379,418)	$(51,228,154)

Net decrease in net assets	$(8,584,616)	$(39,890,772)

Net Assets

At beginning of period	$85,394,952	$125,285,724

At end of period	$76,810,336	$85,394,952

See Notes to Financial Statements.
19

Asian Small Companies Portfolio

February 29, 2012

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 29, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.36	%(2)	1.26%	1.29%	1.40%	1.22%	1.14%
Net investment income	0.60	%(2)	1.11%	1.10%	2.24%	2.39%	1.42%
Portfolio Turnover	47	%(3)	129%	105%	136%	38%	37%

Total Return	(0.37	)%(3)	6.28%	16.53%	(2.59)%	(43.66)%	39.14%

Net assets, end of period (000’s omitted)	$76,810		$85,395	$125,286	$127,493	$157,292	$693,827

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.
20

Asian Small Companies Portfolio

February 29, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Asian Small Companies Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 29, 2012, Eaton Vance Asian Small Companies Fund held a 42.2% interest in the Portfolio. In addition, an unregistered fund advised by the sub-adviser to the Portfolio held a 57.8% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of February 29, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

21

Asian Small Companies Portfolio

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to February 29, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Lloyd George Management (Hong Kong) Limited (LGM-HK), a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended February 29, 2012, the investment adviser fee amounted to $398,477 or 1.10% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s, BMR’s or LGM-HK’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $32,852,539 and $37,674,585, respectively, for the six months ended February 29, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$76,487,721

Gross unrealized appreciation	$6,248,126
Gross unrealized depreciation	(7,097,481)

Net unrealized depreciation	$(849,355)

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee

22

Asian Small Companies Portfolio

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2012.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Australia	$—	$1,270,980		$—	$1,270,980
China	1,155,531	12,086,382		—	13,241,913
Hong Kong	—	6,270,866		—	6,270,866
India	—	6,414,368		—	6,414,368
Indonesia	—	6,155,387		—	6,155,387
Malaysia	—	6,669,078		—	6,669,078
Philippines	—	1,291,111		—	1,291,111
Singapore	1,947,219	14,143,034		—	16,090,253
South Korea	—	5,890,930		—	5,890,930
Taiwan	—	7,623,397		—	7,623,397
Thailand	372,066	3,126,038		—	3,498,104

Total Common Stocks	$3,474,816	$70,941,571	*	$—	$74,416,387

Rights	$106,490	$—		$—	$106,490
Short-Term Investments	—	1,115,489		—	1,115,489

Total Investments	$3,581,306	$72,057,060		$—	$75,638,366

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At February 29, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

23

Eaton Vance
Asian Small Companies Fund

February 29, 2012

Officers and Trustees

Officers of Eaton Vance Asian Small Companies Fund

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Asian Small Companies Portfolio

Hon. Robert Lloyd George President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Asian Small Companies Fund and Asian Small Companies Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

24

Eaton Vance
Asian Small Companies Fund

February 29, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Asian Small Companies Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Asian Small Companies Portfolio
Lloyd George Management (Hong Kong) Limited
Suite 3808, One Exchange Square
Central, Hong Kong

Administrator of Eaton Vance Asian Small Companies Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

405-4/12	ASSRC

Eaton Vance Greater China Growth Fund Semiannual Report February 29, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2012
Eaton Vance
Greater China Growth Fund

Eaton Vance
Greater China Growth Fund
February 29, 2012
Performance1,2

Portfolio Manager Pamela Chan of Lloyd George Management (Hong Kong) Limited

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	10/28/1992	-0.65%	-7.67%	3.40%	11.61%	—
Class A at 5.75% Maximum Sales Charge	—	-6.35	-12.97	2.19	10.95	—
Class B at NAV	6/7/1993	-0.99	-8.26	2.82	10.98	—
Class B at 5% Maximum Sales Charge	—	-5.55	-12.48	2.56	10.98	—
Class C at NAV	12/28/1993	-1.01	-8.29	2.81	10.93	—
Class C at 1% Maximum Sales Charge	—	-1.92	-9.14	2.81	10.93	—
Class I at NAV	10/1/2009	-0.50	-7.32	—	—	2.39%

MSCI Golden Dragon Index	—	5.47%	-0.82%	5.26%	10.50%	—

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	1.97%	2.67%	2.67%	1.67%
Net	1.95	2.65	2.65	1.65
Fund Profile4

Regional Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Taiwan Semiconductor Manufacturing Co., Ltd.	5.7%
China Mobile, Ltd.	4.7
Industrial & Commercial Bank of China, Ltd., Class H	4.2
CNOOC, Ltd.	3.7
China Construction Bank Corp., Class H	3.3
PetroChina Co., Ltd., Class H	2.8
AIA Group, Ltd.	2.6
Tencent Holdings, Ltd.	2.6
Cheung Kong (Holdings), Ltd.	2.4
Chinatrust Financial Holding Co., Ltd.	2.2

Total	34.2%

Sector Allocation (% of net assets)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Greater China Growth Fund
February 29, 2012
Endnotes and Additional Disclosures

[1]	MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/28/13. Without the reimbursement, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance
Greater China Growth Fund

February 29, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 – February 29, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(9/1/11)	(2/29/12)	(9/1/11 – 2/29/12)		Ratio

Actual
Class A	$1,000.00	$993.50	$10.11	**	2.04%
Class B	$1,000.00	$990.10	$13.56	**	2.74%
Class C	$1,000.00	$989.90	$13.56	**	2.74%
Class I	$1,000.00	$995.00	$8.63	**	1.74%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,014.70	$10.22	**	2.04%
Class B	$1,000.00	$1,011.20	$13.70	**	2.74%
Class C	$1,000.00	$1,011.20	$13.70	**	2.74%
Class I	$1,000.00	$1,016.20	$8.72	**	1.74%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance
Greater China Growth Fund

February 29, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2012

Investment in Greater China Growth Portfolio, at value (identified cost, $156,266,829)	$167,698,228
Receivable for Fund shares sold	321,469

Total assets	$168,019,697

Liabilities

Payable for Fund shares redeemed	$622,454
Payable to affiliates:
Administration fee	19,595
Distribution and service fees	64,008
Due to affiliates	447
Accrued expenses	82,548

Total liabilities	$789,052

Net Assets	$167,230,645

Sources of Net Assets

Paid-in capital	$171,544,634
Accumulated net realized loss from Portfolio	(14,371,437)
Accumulated distributions in excess of net investment income	(1,373,951)
Net unrealized appreciation from Portfolio	11,431,399

Total	$167,230,645

Class A Shares

Net Assets	$108,740,907
Shares Outstanding	6,234,025
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.44
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$18.50

Class B Shares

Net Assets	$18,093,849
Shares Outstanding	1,062,497
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.03

Class C Shares

Net Assets	$31,064,910
Shares Outstanding	1,830,068
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.97

Class I Shares

Net Assets	$9,330,979
Shares Outstanding	534,515
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.46

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
5

Eaton Vance
Greater China Growth Fund

February 29, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 29, 2012

Dividends allocated from Portfolio (net of foreign taxes, $35,710)	$1,146,227
Interest allocated from Portfolio	18
Miscellaneous income	7,551
Expenses allocated from Portfolio	(1,099,004)

Total investment income	$54,792

Expenses

Administration fee	$120,404
Distribution and service fees
Class A	155,836
Class B	90,904
Class C	149,335
Trustees’ fees and expenses	250
Custodian fee	13,288
Transfer and dividend disbursing agent fees	166,170
Legal and accounting services	12,243
Printing and postage	29,453
Registration fees	18,883
Miscellaneous	6,797

Total expenses	$763,563

Deduct —
Allocation of expenses to affiliates	$73,271

Total expense reductions	$73,271

Net expenses	$690,292

Net investment loss	$(635,500)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$(8,295,139)
Foreign currency transactions	(18,799)

Net realized loss	$(8,313,938)

Change in unrealized appreciation (depreciation) —
Investments	$5,252,937
Foreign currency	(2,239)

Net change in unrealized appreciation (depreciation)	$5,250,698

Net realized and unrealized loss	$(3,063,240)

Net decrease in net assets from operations	$(3,698,740)

See Notes to Financial Statements.
6

Eaton Vance
Greater China Growth Fund

February 29, 2012

Statements of Changes in Net Assets

	Six Months Ended
	February 29, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2011

From operations —
Net investment income (loss)	$(635,500)	$969,273
Net realized gain (loss) from investment and foreign currency transactions	(8,313,938)	24,953,765
Net change in unrealized appreciation (depreciation) from investments and foreign currency	5,250,698	(16,557,529)

Net increase (decrease) in net assets from operations	$(3,698,740)	$9,365,509

Distributions to shareholders —
From net investment income
Class A	$(1,848,870)	$—
Class B	(170,393)	—
Class C	(291,300)	—
Class I	(198,613)	—
From net realized gain
Class A	(6,547,127)	(18,617,204)
Class B	(1,187,527)	(3,428,366)
Class C	(1,952,044)	(5,334,412)
Class I	(578,199)	(1,033,712)

Total distributions to shareholders	$(12,774,073)	$(28,413,694)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,527,776	$12,572,954
Class B	443,658	1,820,725
Class C	1,812,711	4,915,055
Class I	1,792,919	5,249,676
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,052,549	15,608,873
Class B	1,150,803	2,881,329
Class C	1,673,883	3,876,713
Class I	627,592	727,677
Cost of shares redeemed
Class A	(15,368,166)	(44,375,297)
Class B	(1,996,092)	(6,975,005)
Class C	(4,772,030)	(13,258,765)
Class I	(1,575,438)	(3,092,911)
Net asset value of shares exchanged
Class A	1,227,725	2,032,805
Class B	(1,227,725)	(2,032,805)
Redemption fees	—	1,350

Net decrease in net assets from Fund share transactions	$(5,629,835)	$(20,047,626)

Net decrease in net assets	$(22,102,648)	$(39,095,811)

Net Assets

At beginning of period	$189,333,293	$228,429,104

At end of period	$167,230,645	$189,333,293

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(1,373,951)	$1,770,725

See Notes to Financial Statements.
7

Eaton Vance
Greater China Growth Fund

February 29, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011		2010		2009	2008	2007

Net asset value — Beginning of period	$19.220		$21.090		$19.280		$23.310	$32.700	$18.010

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.050)		$0.132	(2)	$(0.015)		$0.164	$(0.090)	$(0.068)
Net realized and unrealized gain (loss)	(0.301)		0.691		2.199		(1.265)	(7.353)	14.783

Total income (loss) from operations	$(0.351)		$0.823		$2.184		$(1.101)	$(7.443)	$14.715

Less Distributions

From net investment income	$(0.315)		$—		$(0.099)		$—	$—	$(0.030)
From net realized gain	(1.114)		(2.693)		(0.276)		(2.932)	(1.956)	—

Total distributions	$(1.429)		$(2.693)		$(0.375)		$(2.932)	$(1.956)	$(0.030)

Redemption fees(1)	$—		$0.000	(3)	$0.001		$0.003	$0.009	$0.005

Net asset value — End of period	$17.440		$19.220		$21.090		$19.280	$23.310	$32.700

Total Return(4)	(0.65	)%(5)	2.76%		11.19%		(0.09)%	(24.79)%	81.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$108,741		$123,108		$149,279		$157,461	$187,994	$274,135
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.04	%(8)(9)	1.85	%(9)	2.17	%(9)	2.32%	2.12%	2.15%
Net investment income (loss)	(0.60	)%(8)	0.61	%(2)	(0.07)%		0.99%	(0.29)%	(0.28)%
Portfolio Turnover of the Portfolio	29	%(5)	78%		58%		62%	48%	62%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.064 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.31%.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.09%, 0.09% and 0.03% of average daily net assets for the six months ended February 29, 2012 and the years ended August 31, 2011 and 2010, respectively). Absent this subsidy, total return would be lower.

See Notes to Financial Statements.
8

Eaton Vance
Greater China Growth Fund

February 29, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011		2010		2009	2008	2007

Net asset value — Beginning of period	$18.690		$20.700		$18.970		$23.110	$32.580	$18.010

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.105)		$(0.023	)(2)	$(0.133)		$0.081	$(0.240)	$(0.192)
Net realized and unrealized gain (loss)	(0.281)		0.706		2.154		(1.292)	(7.283)	14.757

Total income (loss) from operations	$(0.386)		$0.683		$2.021		$(1.211)	$(7.523)	$14.565

Less Distributions

From net investment income	$(0.160)		$—		$(0.016)		$—	$—	$—
From net realized gain	(1.114)		(2.693)		(0.276)		(2.932)	(1.956)	—

Total distributions	$(1.274)		$(2.693)		$(0.292)		$(2.932)	$(1.956)	$—

Redemption fees(1)	$—		$0.000	(3)	$0.001		$0.003	$0.009	$0.005

Net asset value — End of period	$17.030		$18.690		$20.700		$18.970	$23.110	$32.580

Total Return(4)	(0.99	)%(5)	1.98%		10.63%		(0.63)%	(25.13)%	80.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,094		$21,609		$28,172		$29,580	$33,850	$48,913
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.74	%(8)(9)	2.55	%(9)	2.72	%(9)	2.82%	2.62%	2.65%
Net investment income (loss)	(1.29	)%(8)	(0.11	)%(2)	(0.64)%		0.49%	(0.78)%	(0.79)%
Portfolio Turnover of the Portfolio	29	%(5)	78%		58%		62%	48%	62%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.061 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.39)%.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.09%, 0.09% and 0.03% of average daily net assets for the six months ended February 29, 2012 and the years ended August 31, 2011 and 2010, respectively). Absent this subsidy, total return would be lower.

See Notes to Financial Statements.
9

Eaton Vance
Greater China Growth Fund

February 29, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011		2010		2009	2008	2007

Net asset value — Beginning of period	$18.640		$20.650		$18.930		$23.070	$32.520	$17.980

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.105)		$(0.016	)(2)	$(0.135)		$0.081	$(0.245)	$(0.190)
Net realized and unrealized gain (loss)	(0.285)		0.699		2.147		(1.292)	(7.258)	14.725

Total income (loss) from operations	$(0.390)		$0.683		$2.012		$(1.211)	$(7.503)	$14.535

Less Distributions

From net investment income	$(0.166)		$—		$(0.017)		$—	$—	$—
From net realized gain	(1.114)		(2.693)		(0.276)		(2.932)	(1.956)	—

Total distributions	$(1.280)		$(2.693)		$(0.293)		$(2.932)	$(1.956)	$—

Redemption fees(1)	$—		$0.000	(3)	$0.001		$0.003	$0.009	$0.005

Net asset value — End of period	$16.970		$18.640		$20.650		$18.930	$23.070	$32.520

Total Return(4)	(1.01	)%(5)	1.98%		10.61%		(0.63)%	(25.12)%	80.87%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,065		$35,331		$43,522		$47,957	$53,948	$79,337
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.74	%(8)(9)	2.55	%(9)	2.72	%(9)	2.82%	2.62%	2.65%
Net investment income (loss)	(1.30	)%(8)	(0.08	)%(2)	(0.65)%		0.49%	(0.80)%	(0.78)%
Portfolio Turnover of the Portfolio	29	%(5)	78%		58%		62%	48%	62%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.062 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.37)%.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.09%, 0.09% and 0.03% of average daily net assets for the six months ended February 29, 2012 and the years ended August 31, 2011 and 2010, respectively). Absent this subsidy, total return would be lower.

See Notes to Financial Statements.
10

Eaton Vance
Greater China Growth Fund

February 29, 2012

Financial Highlights — continued

	Class I

	Six Months Ended
	February 29, 2012		Year Ended		Period Ended
	(Unaudited)		August 31, 2011		August 31, 2010(1)

Net asset value — Beginning of period	$19.290		$21.090		$20.860

Income (Loss) From Operations

Net investment income (loss)(2)	$(0.028)		$0.237	(3)	$0.139
Net realized and unrealized gain (loss)	(0.305)		0.656		0.557

Total income (loss) from operations	$(0.333)		$0.893		$0.696

Less Distributions

From net investment income	$(0.383)		$—		$(0.191)
From net realized gain	(1.114)		(2.693)		(0.276)

Total distributions	$(1.497)		$(2.693)		$(0.467)

Redemption fees(2)	$—		$0.000	(4)	$0.001

Net asset value — End of period	$17.460		$19.290		$21.090

Total Return(5)	(0.50	)%(6)	3.07%		3.24	%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,331		$9,286		$7,457
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.74	%(9)(10)	1.56	%(10)	1.72	%(9)(10)
Net investment income (loss)	(0.33	)%(9)	1.10	%(3)	0.72	%(9)
Portfolio Turnover of the Portfolio	29	%(6)	78%		58	%(11)

(1)	For the period from the commencement of operations, October 1, 2009, to August 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.061 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.81%.
(4)	Amount is less than $0.0005.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(6)	Not annualized.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.
(10)	The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.09%, 0.09% and 0.03% of average daily net assets for the six months ended February 29, 2012, the year ended August 31, 2011 and period ended August 31, 2010, respectively). Absent this subsidy, total return would be lower.
(11)	For the Portfolio’s year ended August 31, 2010.

See Notes to Financial Statements.
11

Eaton Vance
Greater China Growth Fund

February 29, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater China Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at February 29, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio and other income, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 29, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Redemption Fees — Prior to January 1, 2011 and upon the redemption or exchange of shares by Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A and Class I shares are no longer subject to a redemption fee.

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

12

Eaton Vance
Greater China Growth Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

J Interim Financial Statements — The interim financial statements relating to February 29, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 29, 2012, the administration fee amounted to $120,404. In addition, investment adviser fees are paid by the Portfolio to Boston Management and Research (BMR), a subsidiary of EVM, and sub-adviser fees are paid by BMR to Lloyd George Management (Hong Kong) Limited (LGM-HK). See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

BMR and LGM-HK have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.95%, 2.65%, 2.65% and 1.65% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after April 28, 2013. Pursuant to this agreement, BMR and LGM-HK were allocated $73,271 in total of the Fund’s operating expenses for the six months ended February 29, 2012. Such reimbursement was shared equally by BMR and LGM-HK. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 29, 2012, EVM earned $10,352 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,419 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of BMR’s, EVM’s or LGM-HK’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2012 amounted to $155,836 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended February 29, 2012, the Fund paid or accrued to EVD $68,178 and $112,001 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At February 29, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $2,932,000 and $15,556,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 29, 2012 amounted to $22,726 and $37,334 for Class B and Class C shares, respectively.

13

Eaton Vance
Greater China Growth Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 29, 2012, the Fund was informed that EVD received approximately $1,000, $23,000 and $700 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended February 29, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $680,589 and $19,676,669, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	February 29, 2012	Year Ended
Class A	(Unaudited)	August 31, 2011

Sales	215,236	567,054
Issued to shareholders electing to receive payments of distributions in Fund shares	468,297	736,268
Redemptions	(928,696)	(2,070,328)
Exchange from Class B shares	74,114	92,563

Net decrease	(171,049)	(674,443)

	Six Months Ended
	February 29, 2012	Year Ended
Class B	(Unaudited)	August 31, 2011

Sales	27,391	84,088
Issued to shareholders electing to receive payments of distributions in Fund shares	78,179	139,127
Redemptions	(123,356)	(333,100)
Exchange to Class A shares	(76,065)	(94,754)

Net decrease	(93,851)	(204,639)

14

Eaton Vance
Greater China Growth Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	February 29, 2012	Year Ended
Class C	(Unaudited)	August 31, 2011

Sales	115,626	231,606
Issued to shareholders electing to receive payments of distributions in Fund shares	114,103	187,643
Redemptions	(295,140)	(631,065)

Net decrease	(65,411)	(211,816)

	Six Months Ended
	February 29, 2012	Year Ended
Class I	(Unaudited)	August 31, 2011

Sales	106,183	240,012
Issued to shareholders electing to receive payments of distributions in Fund shares	41,645	34,276
Redemptions	(94,809)	(146,397)

Net increase	53,019	127,891

For the year ended August 31, 2011, the Fund received $1,350 in redemption fees.

15

Greater China Growth Portfolio

February 29, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value

China — 48.0%

Automobiles — 1.9%

Dongfeng Motor Group Co., Ltd., Class H	1,638,000	$3,182,973

		$3,182,973

Commercial Banks — 7.5%

China Construction Bank Corp., Class H	6,501,110	$5,450,549
Industrial & Commercial Bank of China, Ltd., Class H	9,694,000	7,073,372

		$12,523,921

Communications Equipment — 2.9%

AAC Technologies Holdings, Inc.	986,000	$2,517,731
ZTE Corp., Class H	763,320	2,273,818

		$4,791,549

Computers & Peripherals — 1.6%

Lenovo Group, Ltd.	3,118,000	$2,742,992

		$2,742,992

Diversified Consumer Services — 1.5%

New Oriental Education & Technology Group, Inc. ADR(1)	96,800	$2,566,168

		$2,566,168

Diversified Telecommunication Services — 0.8%

China Unicom (Hong Kong), Ltd.	772,000	$1,377,930

		$1,377,930

Electronic Equipment, Instruments & Components — 1.2%

Digital China Holdings, Ltd.	498,000	$997,681
Kingboard Chemical Holdings, Ltd.	254,500	937,412

		$1,935,093

Energy Equipment & Services — 0.6%

China Oilfield Services, Ltd., Class H	586,000	$1,020,106

		$1,020,106

Food Products — 1.0%

Want Want China Holdings, Ltd.	1,744,000	$1,729,168

		$1,729,168

Hotels, Restaurants & Leisure — 1.3%

Home Inns & Hotels Management, Inc. ADR(1)	71,300	$2,188,197

		$2,188,197

Insurance — 2.9%

China Pacific Insurance (Group) Co., Ltd., Class H	536,800	$1,927,126
Ping An Insurance (Group) Co. of China, Ltd., Class H	331,000	2,873,767

		$4,800,893

Internet Software & Services — 4.0%

Baidu, Inc. ADR(1)	18,200	$2,487,940
Tencent Holdings, Ltd.	165,900	4,304,803

		$6,792,743

Metals & Mining — 1.7%

Zhaojin Mining Industry Co., Ltd., Class H	968,000	$1,993,256
Zijin Mining Group Co., Ltd., Class H	1,816,000	866,309

		$2,859,565

Multiline Retail — 1.0%

Golden Eagle Retail Group, Ltd.	701,000	$1,725,155

		$1,725,155

Oil, Gas & Consumable Fuels — 9.0%

China Coal Energy Co., Class H	372,000	$474,613
China Petroleum & Chemical Corp., Class H	866,000	983,858
China Shenhua Energy Co., Ltd., Class H	590,000	2,703,306
CNOOC, Ltd.	2,726,000	6,175,766
PetroChina Co., Ltd., Class H	3,114,000	4,677,405

		$15,014,948

Real Estate Management & Development — 2.7%

China Overseas Land & Investment, Ltd.	862,000	$1,787,558
Longfor Properties Co., Ltd.	1,966,000	2,829,376

		$4,616,934

Specialty Retail — 1.7%

Belle International Holdings, Ltd.	1,697,000	$2,772,476

		$2,772,476

Wireless Telecommunication Services — 4.7%

China Mobile, Ltd.	734,500	$7,817,671

		$7,817,671

Total China
(identified cost $74,430,724)		$80,458,482

See Notes to Financial Statements.
16

Greater China Growth Portfolio

February 29, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong — 25.9%

Commercial Banks — 1.7%

BOC Hong Kong (Holdings), Ltd.	1,030,500	$2,874,421

		$2,874,421

Communications Equipment — 0.9%

VTech Holdings, Ltd.	133,300	$1,499,185

		$1,499,185

Construction Materials — 0.8%

China Resources Cement Holdings, Ltd.	1,530,000	$1,279,739

		$1,279,739

Distributors — 2.0%

Li & Fung, Ltd.	1,458,000	$3,339,682

		$3,339,682

Hotels, Restaurants & Leisure — 1.4%

Sands China, Ltd.	635,200	$2,367,974

		$2,367,974

Household Durables — 1.9%

Techtronic Industries Co., Ltd.	2,588,500	$3,117,944

		$3,117,944

Industrial Conglomerates — 2.1%

Hutchison Whampoa, Ltd.	357,000	$3,540,745

		$3,540,745

Insurance — 2.6%

AIA Group, Ltd.	1,174,200	$4,432,175

		$4,432,175

Marine — 1.0%

Pacific Basin Shipping, Ltd.	3,357,000	$1,733,868

		$1,733,868

Multiline Retail — 0.8%

Lifestyle International Holdings, Ltd.	490,500	$1,351,142

		$1,351,142

Real Estate Management & Development — 7.3%

Cheung Kong (Holdings), Ltd.	274,000	$3,985,460
Sun Hung Kai Properties, Ltd.	216,668	3,330,072
Swire Pacific, Ltd., Class A	103,500	1,172,511
Swire Properties, Ltd.(1)	718,600	1,767,732
Wharf (Holdings), Ltd. (The)	325,000	2,031,299

		$12,287,074

Semiconductors & Semiconductor Equipment — 1.4%

ASM Pacific Technology, Ltd.	160,600	$2,259,689

		$2,259,689

Specialty Retail — 1.0%

Esprit Holdings, Ltd.	724,600	$1,622,136

		$1,622,136

Textiles, Apparel & Luxury Goods — 1.0%

Stella International Holdings, Ltd.	758,000	$1,746,389

		$1,746,389

Total Hong Kong
(identified cost $41,491,960)		$43,452,163

Singapore — 1.9%

Industrial Conglomerates — 1.9%

Jardine Matheson Holdings, Ltd.	62,000	$3,155,635

		$3,155,635

Total Singapore
(identified cost $3,087,800)		$3,155,635

Taiwan — 23.3%

Commercial Banks — 2.2%

Chinatrust Financial Holding Co., Ltd.	5,483,103	$3,707,097

		$3,707,097

Communications Equipment — 1.2%

HTC Corp.	93,000	$2,076,389

		$2,076,389

Computers & Peripherals — 3.3%

Asustek Computer, Inc.	131,000	$1,224,729
Catcher Technology Co., Ltd.	363,000	2,640,871
Quanta Computer, Inc.	701,000	1,725,868

		$5,591,468

See Notes to Financial Statements.
17

Greater China Growth Portfolio

February 29, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Construction & Engineering — 1.0%

CTCI Corp.	1,080,000	$1,747,164

		$1,747,164

Electronic Equipment, Instruments & Components — 4.0%

AU Optronics Corp.	3,282,000	$1,762,792
Hon Hai Precision Industry Co., Ltd.	1,067,580	3,703,557
Synnex Technology International Corp.	513,357	1,296,032

		$6,762,381

Food & Staples Retailing — 0.4%

President Chain Store Corp.	132,000	$696,520

		$696,520

Health Care Equipment & Supplies — 1.1%

St. Shine Optical Co., Ltd.	141,000	$1,778,682

		$1,778,682

Multiline Retail — 1.4%

Far Eastern Department Stores, Ltd.	1,680,840	$2,307,082

		$2,307,082

Semiconductors & Semiconductor Equipment — 7.2%

Advanced Semiconductor Engineering, Inc.	2,553,995	$2,484,247
Taiwan Semiconductor Manufacturing Co., Ltd.	3,490,839	9,553,852

		$12,038,099

Wireless Telecommunication Services — 1.5%

Taiwan Mobile Co., Ltd.	804,600	$2,467,835

		$2,467,835

Total Taiwan
(identified cost $35,788,615)		$39,172,717

Total Common Stocks — 99.1%
(identified cost $154,799,099)		$166,238,997

Short-Term Investments — 0.9%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 3/1/12	$1,466	$1,466,319

Total Short-Term Investments
(identified cost $1,466,319)		$1,466,319

Total Investments — 100.0%
(identified cost $156,265,418)		$167,705,316

Other Assets, Less Liabilities — (0.0)%(2)		$(6,693)

Net Assets — 100.0%		$167,698,623

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

See Notes to Financial Statements.
18

Greater China Growth Portfolio

February 29, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2012

Investments, at value (identified cost, $156,265,418)	$167,705,316
Foreign currency, at value (identified cost, $629,761)	629,761
Interest receivable	1
Receivable for investments sold	1,986,586

Total assets	$170,321,664

Liabilities

Payable for investments purchased	$2,415,924
Payable to affiliates:
Investment adviser fee	143,975
Accrued expenses	63,142

Total liabilities	$2,623,041

Net Assets applicable to investors’ interest in Portfolio	$167,698,623

Sources of Net Assets

Investors’ capital	$156,261,783
Net unrealized appreciation	11,436,840

Total	$167,698,623

See Notes to Financial Statements.
19

Greater China Growth Portfolio

February 29, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 29, 2012

Dividends (net of foreign taxes, $35,710)	$1,146,230
Interest	18

Total investment income	$1,146,248

Expenses

Investment adviser fee	$885,480
Trustees’ fees and expenses	3,302
Custodian fee	104,039
Legal and accounting services	30,162
Stock dividend tax	70,291
Miscellaneous	5,732

Total expenses	$1,099,006

Net investment income	$47,242

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(8,295,157)
Foreign currency transactions	(18,799)

Net realized loss	$(8,313,956)

Change in unrealized appreciation (depreciation) —
Investments	$5,252,954
Foreign currency	(2,240)

Net change in unrealized appreciation (depreciation)	$5,250,714

Net realized and unrealized loss	$(3,063,242)

Net decrease in net assets from operations	$(3,016,000)

See Notes to Financial Statements.
20

Greater China Growth Portfolio

February 29, 2012

Statements of Changes in Net Assets

	Six Months Ended
	February 29, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2011

From operations —
Net investment income	$47,242	$2,988,602
Net realized gain (loss) from investment and foreign currency transactions	(8,313,956)	24,953,809
Net change in unrealized appreciation (depreciation) from investments and foreign currency	5,250,714	(16,557,564)

Net increase (decrease) in net assets from operations	$(3,016,000)	$11,384,847

Capital transactions —
Contributions	$680,589	$1,811,873
Withdrawals	(19,676,669)	(52,926,774)

Net decrease in net assets from capital transactions	$(18,996,080)	$(51,114,901)

Net decrease in net assets	$(22,012,080)	$(39,730,054)

Net Assets

At beginning of period	$189,710,703	$229,440,757

At end of period	$167,698,623	$189,710,703

See Notes to Financial Statements.
21

Greater China Growth Portfolio

February 29, 2012

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 29, 2012
Ratios/Supplemental Data	(Unaudited)		2011		2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.37	%(2)	1.19%		1.25%	1.21%	1.20%	1.22%
Net investment income	0.06	%(2)	1.27	%(3)	0.84%	2.09%	0.63%	0.65%
Portfolio Turnover	29	%(4)	78%		58%	62%	48%	62%

Total Return	(0.32	)%(4)	3.44%		12.21%	1.03%	(24.07)%	83.42%

Net assets, end of period (000’s omitted)	$167,699		$189,711		$229,441	$236,540	$276,399	$402,653

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Includes special dividends equal to 0.29% of average daily net assets.
(4)	Not annualized.

See Notes to Financial Statements.
22

Greater China Growth Portfolio

February 29, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Greater China Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 29, 2012, Eaton Vance Greater China Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of February 29, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

23

Greater China Growth Portfolio

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to February 29, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Lloyd George Management (Hong Kong) Limited (LGM-HK), a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended February 29, 2012, the investment adviser fee amounted to $885,480 or 1.10% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s, BMR’s or LGM-HK’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $47,092,675 and $63,919,888, respectively, for the six months ended February 29, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$157,011,667

Gross unrealized appreciation	$17,869,333
Gross unrealized depreciation	(7,175,684)

Net unrealized appreciation	$10,693,649

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end

24

Greater China Growth Portfolio

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2012.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$4,754,365	$23,532,953		$—	$28,287,318
Consumer Staples	—	2,425,688		—	2,425,688
Energy	—	16,035,054		—	16,035,054
Financials	1,767,732	43,474,783		—	45,242,515
Health Care	—	1,778,682		—	1,778,682
Industrials	—	10,177,412		—	10,177,412
Information Technology	2,487,940	44,001,648		—	46,489,588
Materials	—	4,139,304		—	4,139,304
Telecommunication Services	—	11,663,436		—	11,663,436

Total Common Stocks	$9,010,037	$157,228,960	*	$—	$166,238,997

Short-Term Investments	$—	$1,466,319		$—	$1,466,319

Total Investments	$9,010,037	$158,695,279		$—	$167,705,316

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At February 29, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

25

Eaton Vance
Greater China Growth Fund

February 29, 2012

Officers and Trustees

Officers of Eaton Vance Greater China Growth Fund

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Greater China Growth Portfolio

Hon. Robert Lloyd George President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Greater China Growth Fund and Greater China Growth Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

26

Eaton Vance
Greater China Growth Fund

February 29, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser of Greater China Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Greater China Growth Portfolio
Lloyd George Management (Hong Kong) Limited
Suite 3808, One Exchange Square
Central, Hong Kong

Administrator of Eaton Vance Greater China Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

406-4/12	CGSRC

Eaton Vance Multi-Cap Growth Fund Semiannual Report February 29, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2012
Eaton Vance
Multi-Cap Growth Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Officers and Trustees	28
Important Notices	29

Eaton Vance
Multi-Cap Growth Fund
February 29, 2012
Performance1,2

Portfolio Managers Kwang Kim; Gerald I. Moore, CFA; G. R. Nelson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	8/1/1952	13.00%	3.40%	1.65%	6.00%
Class A at 5.75% Maximum Sales Charge	—	6.50	-2.52	0.45	5.38
Class B at NAV	9/13/1994	12.52	2.51	0.91	5.22
Class B at 5% Maximum Sales Charge	—	7.52	-2.49	0.57	5.22
Class C at NAV	11/7/1994	12.53	2.51	0.90	5.21
Class C at 1% Maximum Sales Charge	—	11.53	1.51	0.90	5.21
Russell 3000 Growth Index	—	13.71%	7.19%	4.48%	4.47%
S&P 500 Index	—	13.31	5.12	1.58	4.16

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C

	1.25%	2.00%	2.00%
Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	6.7%
Google, Inc., Class A	3.0
Yum! Brands, Inc.	2.4
W.W. Grainger, Inc.	1.9
Monsanto Co.	1.9
priceline.com, Inc.	1.7
Visa, Inc., Class A	1.7
MEDNAX, Inc.	1.6
Ross Stores, Inc.	1.6
Cirrus Logic, Inc.	1.5

Total	24.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Multi-Cap Growth Fund
February 29, 2012
Endnotes and Additional Disclosures

[1]	Russell 3000 Growth Index is an unmanaged index of the broad growth segment of the U.S. equity universe. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance
Multi-Cap Growth Fund

February 29, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 – February 29, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(9/1/11)	(2/29/12)	(9/1/11 – 2/29/12)		Ratio

Actual
Class A	$1,000.00	$1,130.00	$6.83	**	1.29%
Class B	$1,000.00	$1,125.20	$10.78	**	2.04%
Class C	$1,000.00	$1,125.30	$10.78	**	2.04%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.40	$6.47	**	1.29%
Class B	$1,000.00	$1,014.70	$10.22	**	2.04%
Class C	$1,000.00	$1,014.70	$10.22	**	2.04%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

4

Eaton Vance
Multi-Cap Growth Fund

February 29, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2012

Investment in Multi-Cap Growth Portfolio, at value (identified cost, $129,698,548)	$155,512,389
Receivable for Fund shares sold	54,704
Other assets	30,310

Total assets	$155,597,403

Liabilities

Payable for Fund shares redeemed	$230,225
Payable to affiliates:
Distribution and service fees	47,286
Accrued expenses	97,259

Total liabilities	$374,770

Net Assets	$155,222,633

Sources of Net Assets

Paid-in capital	$210,194,713
Accumulated net realized loss from Portfolio	(80,310,705)
Accumulated net investment loss	(475,216)
Net unrealized appreciation from Portfolio	25,813,841

Total	$155,222,633

Class A Shares

Net Assets	$126,875,743
Shares Outstanding	14,899,373
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.52
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.04

Class B Shares

Net Assets	$8,207,582
Shares Outstanding	1,003,376
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.18

Class C Shares

Net Assets	$20,139,308
Shares Outstanding	2,465,654
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.17

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
5

Eaton Vance
Multi-Cap Growth Fund

February 29, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 29, 2012

Dividends allocated from Portfolio (net of foreign taxes, $1,436)	$594,510
Securities lending income allocated from Portfolio, net	27,003
Interest allocated from Portfolio	1,413
Expenses allocated from Portfolio	(532,568)

Total investment income from Portfolio	$90,358

Expenses

Distribution and service fees
Class A	$149,623
Class B	39,585
Class C	95,621
Trustees’ fees and expenses	250
Custodian fee	13,277
Transfer and dividend disbursing agent fees	153,663
Legal and accounting services	20,904
Printing and postage	30,094
Registration fees	18,219
Miscellaneous	6,005

Total expenses	$527,241

Deduct —
Allocation of expenses to affiliate	$12,877

Total expense reductions	$12,877

Net expenses	$514,364

Net investment loss	$(424,006)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$4,605,540
Written options	516,176
Foreign currency transactions	1,975

Net realized gain	$5,123,691

Change in unrealized appreciation (depreciation) —
Investments	$13,227,399
Written options	(1,627)
Foreign currency	(8,978)

Net change in unrealized appreciation (depreciation)	$13,216,794

Net realized and unrealized gain	$18,340,485

Net increase in net assets from operations	$17,916,479

See Notes to Financial Statements.
6

Eaton Vance
Multi-Cap Growth Fund

February 29, 2012

Statements of Changes in Net Assets

	Six Months Ended
	February 29, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2011

From operations —
Net investment loss	$(424,006)	$(767,748)
Net realized gain from investment transactions, written options and foreign currency transactions	5,123,691	29,449,678
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	13,216,794	(2,857,693)

Net increase in net assets from operations	$17,916,479	$25,824,237

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,042,794	$11,969,550
Class B	492,059	1,445,586
Class C	527,794	3,438,294
Cost of shares redeemed
Class A	(15,083,542)	(51,439,858)
Class B	(975,264)	(2,741,745)
Class C	(2,605,706)	(9,065,879)
Net asset value of shares exchanged
Class A	632,961	1,261,900
Class B	(632,961)	(1,261,900)
Issued in connection with tax-free reorganization (see Note 8)
Class A	—	37,016,037
Class B	—	3,290,469
Class C	—	5,541,480

Net decrease in net assets from Fund share transactions	$(14,601,865)	$(546,066)

Net increase in net assets	$3,314,614	$25,278,171

Net Assets

At beginning of period	$151,908,019	$126,629,848

At end of period	$155,222,633	$151,908,019

Accumulated net investment loss included in net assets

At end of period	$(475,216)	$(51,210)

See Notes to Financial Statements.
7

Eaton Vance
Multi-Cap Growth Fund

February 29, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011		2010	2009	2008	2007

Net asset value — Beginning of period	$7.540		$6.340		$6.510	$9.550	$10.730	$8.010

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.017)		$(0.025	)(2)	$(0.019)	$(0.005)	$0.037	$0.047	(3)
Net realized and unrealized gain (loss)	0.997		1.225		(0.051)	(2.953)	0.364 (4)	2.899

Total income (loss) from operations	$0.980		$1.200		$(0.070)	$(2.958)	$0.401	$2.946

Less Distributions

From net investment income	$—		$—		$(0.100)	$(0.008)	$—	$—
From net realized gain	—		—		—	(0.074)	(1.581)	(0.226)

Total distributions	$—		$—		$(0.100)	$(0.082)	$(1.581)	$(0.226)

Net asset value — End of period	$8.520		$7.540		$6.340	$6.510	$9.550	$10.730

Total Return(5)	13.00	%(6)	18.93%		(1.24)%	(30.57)%	2.39%	37.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$126,876		$123,541		$103,441	$163,479	$290,306	$154,213
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.29	%(8)(9)	1.24%		1.27%	1.42%	1.13%	1.20%
Net investment income (loss)	(0.44	)%(8)	(0.32	)%(2)	(0.28)%	(0.10)%	0.36%	0.49	%(3)
Portfolio Turnover of the Portfolio	38	%(6)	168	%(10)	211%	274%	206%	144%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.007 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.41)%.
(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.084 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.39)%.
(4)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	Annualized.
(9)	The administrator of the Fund subsidized certain operating expenses (equal to 0.02% of average daily net assets for the six months ended February 29, 2012). Absent this subsidy, total return would have been lower.
(10)	Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 145% for the year ended August 31, 2011.

See Notes to Financial Statements.
8

Eaton Vance
Multi-Cap Growth Fund

February 29, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011		2010	2009	2008	2007

Net asset value — Beginning of period	$7.280		$6.160		$6.330	$9.350	$10.600	$7.960

Income (Loss) From Operations

Net investment loss(1)	$(0.044)		$(0.080	)(2)	$(0.068)	$(0.044)	$(0.040)	$(0.013	)(3)
Net realized and unrealized gain (loss)	0.944		1.200		(0.046)	(2.902)	0.371 (4)	2.874

Total income (loss) from operations	$0.900		$1.120		$(0.114)	$(2.946)	$0.331	$2.861

Less Distributions

From net investment income	$—		$—		$(0.056)	$—	$—	$—
From net realized gain	—		—		—	(0.074)	(1.581)	(0.226)

Total distributions	$—		$—		$(0.056)	$(0.074)	$(1.581)	$(0.226)

Contingent deferred sales charges	$—		$—		$—	$—	$—	$0.005

Net asset value — End of period	$8.180		$7.280		$6.160	$6.330	$9.350	$10.600

Total Return(5)	12.52	%(6)	18.02%		(1.90)%	(31.15)%	1.70%	36.52%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,208		$8,409		$6,413	$8,092	$16,565	$12,229
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.04	%(8)(9)	1.99%		2.02%	2.16%	1.88%	1.86%
Net investment loss	(1.19	)%(8)	(1.06	)%(2)	(1.01)%	(0.82)%	(0.40)%	(0.14	)%(3)
Portfolio Turnover of the Portfolio	38	%(6)	168	%(10)	211%	274%	206%	144%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.007 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.15)%.
(3)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.086 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.05)%.
(4)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	Annualized.
(9)	The administrator of the Fund subsidized certain operating expenses (equal to 0.02% of average daily net assets for the six months ended February 29, 2012). Absent this subsidy, total return would have been lower.
(10)	Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 145% for the year ended August 31, 2011.

See Notes to Financial Statements.
9

Eaton Vance
Multi-Cap Growth Fund

February 29, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011		2010	2009	2008	2007

Net asset value — Beginning of period	$7.260		$6.150		$6.330	$9.340	$10.580	$7.960

Income (Loss) From Operations

Net investment loss(1)	$(0.044)		$(0.081	)(2)	$(0.067)	$(0.046)	$(0.041)	$(0.028	)(3)
Net realized and unrealized gain (loss)	0.954		1.191		(0.055)	(2.890)	0.382 (4)	2.874

Total income (loss) from operations	$0.910		$1.110		$(0.122)	$(2.936)	$0.341	$2.846

Less Distributions

From net investment income	$—		$—		$(0.058)	$—	$—	$—
From net realized gain	—		—		—	(0.074)	(1.581)	(0.226)

Total distributions	$—		$—		$(0.058)	$(0.074)	$(1.581)	$(0.226)

Net asset value — End of period	$8.170		$7.260		$6.150	$6.330	$9.340	$10.580

Total Return(5)	12.53	%(6)	18.05%		(2.03)%	(31.07)%	1.82%	36.26%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$20,139		$19,958		$16,776	$21,742	$34,533	$11,128
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.04	%(8)(9)	1.99%		2.02%	2.17%	1.88%	1.95%
Net investment loss	(1.19	)%(8)	(1.07	)%(2)	(1.01)%	(0.86)%	(0.41)%	(0.29	)%(3)
Portfolio Turnover of the Portfolio	38	%(6)	168	%(10)	211%	274%	206%	144%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.007 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.16)%.
(3)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.080 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.13)%.
(4)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	Annualized.
(9)	The administrator of the Fund subsidized certain operating expenses (equal to 0.02% of average daily net assets for the six months ended February 29, 2012). Absent this subsidy, total return would have been lower.
(10)	Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 145% for the year ended August 31, 2011.

See Notes to Financial Statements.
10

Eaton Vance
Multi-Cap Growth Fund

February 29, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Multi-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (97.8% at February 29, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $85,513,022 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on August 31, 2016 ($11,787,313), August 31, 2017 ($53,860,240) and August 31, 2018 ($19,865,469). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after August 31, 2011.

A capital loss carryforward of $18,329,150 included in the amounts above is available to the Fund as a result of the reorganization on November 5, 2010 (see Note 8). Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations.

As of February 29, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

11

Eaton Vance
Multi-Cap Growth Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to February 29, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceeded 1.28%, 2.03% and 2.03% of the Fund’s average daily net assets for Class A, Class B and Class C, respectively, through December 31, 2011. Pursuant to this agreement, EVM was allocated $12,877 of the Fund’s operating expenses for the six months ended February 29, 2012.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 29, 2012, EVM earned $15,222 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,944 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2012 amounted to $149,623 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended February 29, 2012, the Fund paid or accrued to EVD $29,689 and $71,716 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At February 29, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $2,183,000 and $7,349,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 29, 2012 amounted to $9,896 and $23,905 for Class B and Class C shares, respectively.

12

Eaton Vance
Multi-Cap Growth Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 29, 2012, the Fund was informed that EVD received approximately $100, $11,000 and $100 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended February 29, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,707,866 and $17,811,495, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	February 29, 2012	Year Ended
Class A	(Unaudited)	August 31, 2011

Sales	399,471	1,552,270
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—
Redemptions	(1,956,655)	(6,697,274)
Exchange from Class B shares	82,196	163,642
Issued in connection with tax-free reorganization (see Note 8)	—	5,050,901

Net increase (decrease)	(1,474,988)	69,539

	Six Months Ended
	February 29, 2012	Year Ended
Class B	(Unaudited)	August 31, 2011

Sales	66,190	186,734
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—
Redemptions	(133,228)	(365,121)
Exchange to Class A shares	(85,420)	(169,032)
Issued in connection with tax-free reorganization (see Note 8)	—	462,795

Net increase (decrease)	(152,458)	115,376

13

Eaton Vance
Multi-Cap Growth Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	February 29, 2012	Year Ended
Class C	(Unaudited)	August 31, 2011

Sales	71,237	462,072
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—
Redemptions	(353,102)	(1,220,988)
Issued in connection with tax-free reorganization (see Note 8)	—	780,523

Net increase (decrease)	(281,865)	21,607

8 Reorganization

As of the close of business on November 5, 2010, the Fund acquired the net assets of Eaton Vance Global Growth Fund (Global Growth Fund) pursuant to a plan of reorganization approved by the shareholders of Global Growth Fund. The purpose of the transaction was to combine two funds managed by EVM with similar investment objectives and similar policies and restrictions. The acquisition was accomplished by a tax-free exchange of 5,050,901 shares of Class A (valued at $37,016,037), 462,795 shares of Class B (valued at $3,290,469) and 780,523 shares of Class C (valued at $5,541,480) of the Fund for the 2,267,524 shares of Class A, 205,804 shares of Class B and 360,438 shares of Class C of Global Growth Fund, each outstanding on November 5, 2010. In conjunction with the reorganization, Global Growth Fund received its pro rata share of cash and securities from Global Growth Portfolio in a complete liquidation of its 99.9% interest therein. Such cash and securities were then contributed by the Fund to Multi-Cap Growth Portfolio for an interest therein. The investment portfolio of Global Growth Fund, as received from Global Growth Portfolio, with a fair value of $46,077,248 and identified cost of $43,585,293 was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from Global Growth Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $139,642,993. The net assets of Global Growth Fund at that date of $45,847,986, including $34,087,922 of accumulated net realized losses and $2,541,888 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $185,490,979. Assuming the acquisition had been completed on September 1, 2010, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the year ended August 31, 2011 are as follows:

Net investment loss	$(875,801)
Net realized gains	$30,094,831
Net increase in net assets from operations	$32,174,383

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it was not practicable to separate the amounts of revenue and earnings of Global Growth Fund since November 5, 2010 through the period ended August 31, 2011.

14

Multi-Cap Growth Portfolio

February 29, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 97.7%(1)

Security	Shares	Value

Aerospace & Defense — 1.4%

Precision Castparts Corp.	13,100	$2,193,333

		$2,193,333

Air Freight & Logistics — 0.9%

Expeditors International of Washington, Inc.	34,500	$1,505,235

		$1,505,235

Auto Components — 0.8%

BorgWarner, Inc.(2)(3)	15,000	$1,242,600

		$1,242,600

Beverages — 1.8%

Anheuser-Busch InBev NV ADR(2)	24,600	$1,654,350
Beam, Inc.	22,200	1,222,776

		$2,877,126

Biotechnology — 1.1%

Celgene Corp.(3)	19,400	$1,422,505
Gilead Sciences, Inc.(3)	5,800	263,900

		$1,686,405

Capital Markets — 0.7%

T. Rowe Price Group, Inc.	18,300	$1,127,097

		$1,127,097

Chemicals — 4.2%

Celanese Corp., Series A	45,050	$2,143,029
Monsanto Co.	39,000	3,017,820
Praxair, Inc.	14,200	1,547,800

		$6,708,649

Commercial Banks — 0.8%

Toronto-Dominion Bank (The)	14,800	$1,206,496

		$1,206,496

Commercial Services & Supplies — 1.4%

Waste Connections, Inc.	66,999	$2,178,807

		$2,178,807

Communications Equipment — 1.7%

Acme Packet, Inc.(2)(3)	11,400	$347,472
QUALCOMM, Inc.	23,700	1,473,666
Riverbed Technology, Inc.(3)	28,900	822,783

		$2,643,921

Computers & Peripherals — 9.7%

Apple, Inc.(3)	19,700	$10,686,068
Dell, Inc.(2)(3)	140,100	2,423,730
EMC Corp.(2)(3)	52,800	1,462,032
Quantum Corp.(2)(3)	340,600	895,778

		$15,467,608

Consumer Finance — 1.2%

American Express Co.	35,200	$1,861,728

		$1,861,728

Diversified Financial Services — 1.2%

Citigroup, Inc.	23,000	$766,360
Moody’s Corp.(2)	29,800	1,150,578

		$1,916,938

Energy Equipment & Services — 5.7%

CARBO Ceramics, Inc.(2)	8,800	$806,520
Ensco PLC ADR	38,000	2,215,400
Hornbeck Offshore Services, Inc.(3)	35,200	1,434,400
Poseidon Concepts Corp.(2)	78,100	1,182,412
Rowan Cos., Inc.(3)	52,600	1,939,362
Superior Energy Services, Inc.(3)	53,500	1,569,690

		$9,147,784

Food Products — 1.6%

Green Mountain Coffee Roasters, Inc.(3)	12,000	$779,640
Mead Johnson Nutrition Co.	23,500	1,827,125

		$2,606,765

Health Care Equipment & Supplies — 0.7%

Analogic Corp.(2)	19,700	$1,121,915

		$1,121,915

Health Care Providers & Services — 6.2%

Catalyst Health Solutions, Inc.(2)(3)	29,200	$1,810,984
Centene Corp.(3)	41,600	2,030,080
DaVita, Inc.(2)(3)	25,600	2,215,680

See Notes to Financial Statements.
15

Multi-Cap Growth Portfolio

February 29, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services (continued)

MEDNAX, Inc.(2)(3)	34,200	$2,544,138
Team Health Holdings, Inc.(3)	55,300	1,199,457

		$9,800,339

Health Care Technology — 1.4%

Allscripts Healthcare Solutions, Inc.(3)	116,600	$2,252,712

		$2,252,712

Hotels, Restaurants & Leisure — 5.0%

Panera Bread Co., Class A(2)(3)	9,500	$1,468,510
Starbucks Corp.(2)	27,700	1,345,112
Starwood Hotels & Resorts Worldwide, Inc.(2)	25,500	1,374,450
Yum! Brands, Inc.	57,000	3,775,680

		$7,963,752

Household Products — 1.6%

Church & Dwight Co., Inc.(2)	25,300	$1,207,822
Colgate-Palmolive Co.	13,700	1,276,566

		$2,484,388

Industrial Conglomerates — 0.8%

Danaher Corp.(2)	25,600	$1,352,448

		$1,352,448

Insurance — 0.6%

Aflac, Inc.	20,500	$968,625

		$968,625

Internet & Catalog Retail — 2.4%

priceline.com, Inc.(3)	4,400	$2,758,888
Shutterfly, Inc.(3)	39,000	1,067,040

		$3,825,928

Internet Software & Services — 6.6%

eBay, Inc.(2)(3)	49,800	$1,779,852
Google, Inc., Class A(3)	7,700	4,760,525
Rackspace Hosting, Inc.(2)(3)	46,900	2,450,056
VeriSign, Inc.(2)	42,700	1,577,765

		$10,568,198

IT Services — 2.6%

Accenture PLC, Class A	24,800	$1,476,592
Visa, Inc., Class A	22,700	2,641,599

		$4,118,191

Life Sciences Tools & Services — 1.0%

Bruker Corp.(2)(3)	98,300	$1,575,749

		$1,575,749

Machinery — 4.8%

Cummins, Inc.	20,300	$2,447,571
Kennametal, Inc.(2)	35,100	1,617,057
Pall Corp.	23,800	1,510,110
Timken Co. (The)	38,100	1,996,440

		$7,571,178

Metals & Mining — 1.1%

Cliffs Natural Resources, Inc.(2)	15,600	$990,288
Freeport-McMoRan Copper & Gold, Inc.	17,900	761,824

		$1,752,112

Multiline Retail — 0.7%

Dollar General Corp.(3)	27,400	$1,152,444

		$1,152,444

Oil, Gas & Consumable Fuels — 3.6%

Anadarko Petroleum Corp.	25,000	$2,103,000
EOG Resources, Inc.	12,800	1,457,408
SM Energy Co.	28,000	2,204,160

		$5,764,568

Personal Products — 1.0%

Estee Lauder Cos., Inc. (The), Class A	27,500	$1,609,850

		$1,609,850

Pharmaceuticals — 1.8%

Allergan, Inc.	25,500	$2,284,545
Warner Chilcott PLC, Class A(3)	36,900	617,337

		$2,901,882

Professional Services — 0.7%

Odyssey Marine Exploration, Inc.(2)(3)	349,300	$1,065,365

		$1,065,365

See Notes to Financial Statements.
16

Multi-Cap Growth Portfolio

February 29, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 1.0%

AvalonBay Communities, Inc.	11,700	$1,517,139

		$1,517,139

Road & Rail — 2.0%

J.B. Hunt Transport Services, Inc.	43,300	$2,217,393
Kansas City Southern(3)	14,846	1,032,985

		$3,250,378

Semiconductors & Semiconductor Equipment — 2.8%

Cirrus Logic, Inc.(2)(3)	104,000	$2,452,320
Cypress Semiconductor Corp.(2)(3)	47,800	824,550
Intel Corp.	45,800	1,231,104

		$4,507,974

Software — 4.9%

Ariba, Inc.(2)(3)	45,000	$1,416,150
Intuit, Inc.	29,300	1,694,712
Microsoft Corp.	64,800	2,056,752
Synchronoss Technologies, Inc.(2)(3)	46,200	1,545,852
VMware, Inc., Class A(3)	10,400	1,028,456

		$7,741,922

Specialty Retail — 4.9%

Home Depot, Inc. (The)	29,400	$1,398,558
Ross Stores, Inc.	47,200	2,517,176
Signet Jewelers, Ltd.(2)	28,800	1,350,720
Tractor Supply Co.	22,700	1,940,169
Ulta Salon, Cosmetics & Fragrance, Inc.(3)	6,600	549,384

		$7,756,007

Textiles, Apparel & Luxury Goods — 2.6%

Fossil, Inc.(2)(3)	10,500	$1,280,790
NIKE, Inc., Class B	14,800	1,597,216
Warnaco Group, Inc. (The)(2)(3)	20,200	1,185,942

		$4,063,948

Tobacco — 0.8%

Philip Morris International, Inc.	14,900	$1,244,448

		$1,244,448

Trading Companies & Distributors — 1.9%

W.W. Grainger, Inc.	14,600	$3,032,858

		$3,032,858

Total Common Stocks
(identified cost $127,790,044)		$155,334,810

Short-Term Investments — 12.7%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.11%(4)(5)	$16,475	$16,474,636
Eaton Vance Cash Reserves Fund, LLC, 0.07%(5)	3,818	3,818,330

Total Short-Term Investments
(identified cost $20,292,966)		$20,292,966

Total Investments — 110.4%
(identified cost $148,083,010)		$175,627,776

Covered Call Options Written — (0.0)%(6)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Acme Packet, Inc.	28	$40.00	3/17/12	$(70)
Apple, Inc.	20	570.00	3/17/12	(10,550)
Celanese Corp., Series A	45	55.00	3/17/12	(225)
Centene Corp.	41	52.50	3/17/12	(923)
Intuit, Inc.	73	60.00	3/17/12	(1,825)
J.B. Hunt Transport Services, Inc.	6	55.00	3/17/12	(45)
MEDNAX, Inc.	34	75.00	3/17/12	(5,440)
Monsanto Co.	39	82.50	3/17/12	(721)
Riverbed Technology, Inc.	72	31.00	3/17/12	(1,260)
Team Health Holdings, Inc.	55	22.50	3/17/12	(2,475)
VMware, Inc., Class A	26	105.00	3/17/12	(1,430)

Total Covered Call Options Written
(premiums received $38,101)				$(24,964)

Other Assets, Less Liabilities — (10.4)%				$(16,587,722)

Net Assets — 100.0%				$159,015,090

See Notes to Financial Statements.
17

Multi-Cap Growth Portfolio

February 29, 2012

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at February 29, 2012 has been pledged as collateral for such written option.

(2)	All or a portion of this security was on loan at February 29, 2012.

(3)	Non-income producing security.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at February 29, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2012.

(6)	Amount is less than 0.05%.

See Notes to Financial Statements.
18

Multi-Cap Growth Portfolio

February 29, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2012

Unaffiliated investments, at value including $15,839,635 of securities on loan (identified cost, $127,790,044)	$155,334,810
Affiliated investments, at value (identified cost, $20,292,966)	20,292,966
Dividends receivable	110,864
Interest receivable from affiliated investment	85
Securities lending income receivable	8,532
Tax reclaims receivable	74,696

Total assets	$175,821,953

Liabilities

Collateral for securities loaned	$16,474,636
Written options outstanding, at value (premiums received, $38,101)	24,964
Payable for investments purchased	189,607
Payable to affiliates:
Investment adviser fee	82,207
Accrued expenses	35,449

Total liabilities	$16,806,863

Net Assets applicable to investors’ interest in Portfolio	$159,015,090

Sources of Net Assets

Investors’ capital	$131,442,062
Net unrealized appreciation	27,573,028

Total	$159,015,090

See Notes to Financial Statements.
19

Multi-Cap Growth Portfolio

February 29, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 29, 2012

Dividends (net of foreign taxes, $1,470)	$613,923
Securities lending income, net	27,892
Interest allocated from affiliated investment	1,467
Expenses allocated from affiliated investment	(257)

Total investment income	$643,025

Expenses

Investment adviser fee	$477,398
Trustees’ fees and expenses	3,251
Custodian fee	46,016
Legal and accounting services	22,458
Miscellaneous	980

Total expenses	$550,103

Net investment income	$92,922

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$4,940,879
Investment transactions allocated from affiliated investments	1,418
Written options	533,496
Foreign currency transactions	2,062

Net realized gain	$5,477,855

Change in unrealized appreciation (depreciation) —
Investments	$13,343,332
Written options	(730)
Foreign currency	(9,388)

Net change in unrealized appreciation (depreciation)	$13,333,214

Net realized and unrealized gain	$18,811,069

Net increase in net assets from operations	$18,903,991

See Notes to Financial Statements.
20

Multi-Cap Growth Portfolio

February 29, 2012

Statements of Changes in Net Assets

	Six Months Ended
	February 29, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2011

From operations —
Net investment income	$92,922	$363,173
Net realized gain from investment transactions, written options and foreign currency transactions	5,477,855	31,680,325
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	13,333,214	(1,363,336)

Net increase in net assets from operations	$18,903,991	$30,680,162

Capital transactions —
Contributions	$3,158,129	$103,352,587
Withdrawals	(22,633,755)	(112,211,338)

Net decrease in net assets from capital transactions	$(19,475,626)	$(8,858,751)

Net increase (decrease) in net assets	$(571,635)	$21,821,411

Net Assets

At beginning of period	$159,586,725	$137,765,314

At end of period	$159,015,090	$159,586,725

See Notes to Financial Statements.
21

Multi-Cap Growth Portfolio

February 29, 2012

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 29, 2012
Ratios/Supplemental Data	(Unaudited)		2011		2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.72	%(2)	0.71%		0.74%	0.75%	0.70%	0.74%
Net investment income	0.12	%(2)	0.20	%(3)	0.03%	0.57%	0.79%	0.95	%(4)
Portfolio Turnover	38	%(5)	168	%(6)	211%	274%	206%	144%

Total Return	13.31	%(5)	19.55%		(0.71)%	(30.08)%	2.84%	37.91%

Net assets, end of period (000’s omitted)	$159,015		$159,587		$137,765	$196,000	$345,265	$178,064

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Includes special dividends equal to 0.09% of average daily net assets.
(4)	Includes special dividends equal to 0.88% of average daily net assets.
(5)	Not annualized.
(6)	Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 145% for the year ended August 31, 2011.

See Notes to Financial Statements.
22

Multi-Cap Growth Portfolio

February 29, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 29, 2012, Eaton Vance Multi-Cap Growth Fund held an interest of 97.8% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

23

Multi-Cap Growth Portfolio

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

As of February 29, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J Interim Financial Statements — The interim financial statements relating to February 29, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to and including $300 million and 0.50% on average daily net assets over $300 million and is payable monthly. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended February 29, 2012, the Portfolio’s investment adviser fee amounted to $477,398 or 0.625% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $57,337,834 and $75,156,295, respectively, for the six months ended February 29, 2012.

24

Multi-Cap Growth Portfolio

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$148,080,593

Gross unrealized appreciation	$28,867,570
Gross unrealized depreciation	(1,320,387)

Net unrealized appreciation	$27,547,183

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at February 29, 2012 is included in the Portfolio of Investments.

Written call options activity for the six months ended February 29, 2012 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	3,724	$64,739
Options written	8,801	838,334
Options terminated in closing purchase transactions	(8)	(3,434)
Options exercised	(3,087)	(331,390)
Options expired	(8,991)	(530,148)

Outstanding, end of period	439	$38,101

At February 29, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Portfolio in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Portfolio retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at February 29, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Written options	$—	$(24,964	)(1)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

25

Multi-Cap Growth Portfolio

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended February 29, 2012 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income	Derivatives Recognized in Income

Written options	$533,496 (1)	$(730	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2012.

7 Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended February 29, 2012 amounted to $4,986. At February 29, 2012, the value of the securities loaned and the value of the collateral received amounted to $15,839,635 and $16,474,636, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Multi-Cap Growth Portfolio

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

At February 29, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$155,334,810 *	$—	$—	$155,334,810
Short-Term Investments	—	20,292,966	—	20,292,966

Total Investments	$155,334,810	$20,292,966	$—	$175,627,776

Liability Description

Covered Call Options Written	$(24,964)	$—	$—	$(24,964)

Total	$(24,964)	$—	$—	$(24,964)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At February 29, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

27

Eaton Vance
Multi-Cap Growth Fund

February 29, 2012

Officers and Trustees

Officers of Eaton Vance Multi-Cap Growth Fund

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Multi-Cap Growth Portfolio

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Multi-Cap Growth Fund and Multi-Cap Growth Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

28

Eaton Vance
Multi-Cap Growth Fund

February 29, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Multi-Cap Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Multi-Cap Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

444-4/12	GFSRC

Eaton Vance Worldwide Health Sciences Fund Semiannual Report February 29, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2012
Eaton Vance
Worldwide Health Sciences Fund

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2012
Performance1,2
Portfolio Managers Samuel D. Isaly; Sven H. Borho, CFA; Geoffrey C. Hsu, CFA; Richard D. Klemm, Ph.D., CFA; and Trevor M. Polischuk, Ph.D., each of OrbiMed Advisors LLC

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception
Class A at NAV	7/26/1985	6.20%	6.42%	5.84%	4.88%	—
Class A at 5.75% Maximum Sales Charge	—	0.09	0.29	4.59	4.26	—
Class B at NAV	9/23/1996	5.82	5.61	5.07	4.10	—
Class B at 5% Maximum Sales Charge	—	1.01	0.81	4.80	4.10	—
Class C at NAV	1/5/1998	5.82	5.61	5.07	4.10	—
Class C at 1% Maximum Sales Charge	—	4.86	4.65	5.07	4.10	—
Class I at NAV	10/1/2009	6.38	6.71	—	—	9.14%
Class R at NAV	9/8/2003	6.17	6.28	5.61	—	5.36

MSCI World Health Care Index	—	7.13%	9.95%	2.37%	3.64%	—
S&P 500 Index	—	13.31	5.12	1.58	4.16	—

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I	Class R
	1.80%	2.55%	2.55%	1.55%	2.05%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2012
Fund Profile4
Regional Allocation (% of net assets)
Market Capitalization (% of net assets)
Top 10 Holdings (% of net assets)5

Pfizer, Inc.	6.8%
Roche Holding AG PC	5.6
Novartis AG	4.7
Bristol-Myers Squibb Co.	4.6
Sanofi SA	4.2
Merck & Co., Inc.	4.1
Mitsubishi Tanabe Pharma Corp.	4.1
Sawai Pharmaceutical Co., Ltd.	3.1
Watson Pharmaceuticals, Inc.	3.1
WellPoint, Inc.	3.0

Total	43.3%

See Endnotes and Additional Disclosures in this report.

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2012
Endnotes and Additional Disclosures
[1]	Effective August 1, 2011, the Fund’s primary benchmark changed from the S&P 500 Index to the MSCI World Health Care Index, as it was deemed by the portfolio managers to be a more appropriate primary benchmark for the Fund. MSCI World Health Care Index is an unmanaged index of health care sector equities within the MSCI World Index. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Eaton Vance
Worldwide Health Sciences Fund

February 29, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 – February 29, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/11)	(2/29/12)	(9/1/11 – 2/29/12)	Ratio

Actual
Class A	$1,000.00	$1,062.00	$8.00	1.56%
Class B	$1,000.00	$1,058.20	$11.87	2.32%
Class C	$1,000.00	$1,058.20	$11.82	2.31%
Class I	$1,000.00	$1,063.80	$6.72	1.31%
Class R	$1,000.00	$1,061.70	$9.28	1.81%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.10	$7.82	1.56%
Class B	$1,000.00	$1,013.30	$11.61	2.32%
Class C	$1,000.00	$1,013.40	$11.56	2.31%
Class I	$1,000.00	$1,018.30	$6.57	1.31%
Class R	$1,000.00	$1,015.90	$9.07	1.81%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance
Worldwide Health Sciences Fund

February 29, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2012

Investment in Worldwide Health Sciences Portfolio, at value (identified cost, $856,235,764)	$996,178,283
Receivable for Fund shares sold	374,382

Total assets	$996,552,665

Liabilities

Payable for Fund shares redeemed	$2,959,586
Payable to affiliates:
Administration fee	189,818
Distribution and service fees	339,177
Accrued expenses	405,766

Total liabilities	$3,894,347

Net Assets	$992,658,318

Sources of Net Assets

Paid-in capital	$810,164,003
Accumulated net realized gain from Portfolio	43,548,468
Accumulated net investment loss	(996,672)
Net unrealized appreciation from Portfolio	139,942,519

Total	$992,658,318

Class A Shares

Net Assets	$666,766,542
Shares Outstanding	71,527,819
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.32
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.89

Class B Shares

Net Assets	$48,595,803
Shares Outstanding	5,087,855
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.55

Class C Shares

Net Assets	$196,602,948
Shares Outstanding	20,586,591
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.55

Class I Shares

Net Assets	$56,632,685
Shares Outstanding	6,037,184
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.38

Class R Shares

Net Assets	$24,060,340
Shares Outstanding	2,481,180
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.70

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund

February 29, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 29, 2012

Dividends allocated from Portfolio (net of foreign taxes, $584,570)	$7,411,518
Interest and miscellaneous income allocated from Portfolio	47,835
Miscellaneous income	26,209
Expenses allocated from Portfolio	(4,149,264)

Total investment income	$3,336,298

Expenses

Administration fee	$1,169,678
Distribution and service fees
Class A	809,319
Class B	285,340
Class C	965,188
Class R	58,076
Trustees’ fees and expenses	250
Custodian fee	18,384
Transfer and dividend disbursing agent fees	878,439
Legal and accounting services	23,257
Printing and postage	96,023
Registration fees	35,064
Miscellaneous	11,004

Total expenses	$4,350,022

Net investment loss	$(1,013,724)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$44,674,943
Foreign currency transactions	49,125

Net realized gain	$44,724,068

Change in unrealized appreciation (depreciation) —
Investments	$13,929,955
Foreign currency	(385,301)

Net change in unrealized appreciation (depreciation)	$13,544,654

Net realized and unrealized gain	$58,268,722

Net increase in net assets from operations	$57,254,998

See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund

February 29, 2012

Statements of Changes in Net Assets

	Six Months Ended
	February 29, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2011

From operations —
Net investment loss	$(1,013,724)	$(1,122,631)
Net realized gain from investment and foreign currency transactions	44,724,068	95,076,369
Net change in unrealized appreciation (depreciation) from investments and foreign currency	13,544,654	39,590,644

Net increase in net assets from operations	$57,254,998	$133,544,382

Distributions to shareholders —
From net realized gain
Class A	$(60,635,180)	$(43,626,616)
Class B	(4,867,348)	(5,589,259)
Class C	(17,550,307)	(12,980,745)
Class I	(5,043,051)	(2,574,717)
Class R	(2,079,648)	(1,191,086)

Total distributions to shareholders	$(90,175,534)	$(65,962,423)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$39,451,938	$82,403,304
Class B	1,233,160	5,667,459
Class C	7,486,683	13,280,143
Class I	12,169,085	28,026,873
Class R	3,497,258	12,070,650
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	54,312,394	38,665,016
Class B	4,244,744	4,711,558
Class C	13,242,560	9,482,658
Class I	2,787,121	1,162,547
Class R	1,839,583	1,065,082
Cost of shares redeemed
Class A	(93,205,042)	(202,186,459)
Class B	(6,344,414)	(19,592,428)
Class C	(19,417,437)	(44,221,219)
Class I	(10,052,761)	(16,810,237)
Class R	(4,916,738)	(7,183,550)
Net asset value of shares exchanged
Class A	16,712,452	27,857,728
Class B	(16,712,452)	(27,857,728)
Redemption fees	—	8,423

Net increase (decrease) in net assets from Fund share transactions	$6,328,134	$(93,450,180)

Net decrease in net assets	$(26,592,402)	$(25,868,221)

Net Assets

At beginning of period	$1,019,250,720	$1,045,118,941

At end of period	$992,658,318	$1,019,250,720

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(996,672)	$17,052

See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund

February 29, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011		2010	2009	2008		2007

Net asset value — Beginning of period	$9.680		$9.110		$8.730	$10.900	$11.950		$11.230

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.001)		$0.010	(2)	$(0.086)	$(0.087)	$(0.033)		$(0.049)
Net realized and unrealized gain (loss)	0.545		1.170		0.473	(0.737)	0.783		0.940

Total income (loss) from operations	$0.544		$1.180		$0.387	$(0.824)	$0.750		$0.891

Less Distributions

From net realized gain	$(0.904)		$(0.610)		$(0.007)	$(1.346)	$(1.800)		$(0.171)

Total distributions	$(0.904)		$(0.610)		$(0.007)	$(1.346)	$(1.800)		$(0.171)

Redemption fees(1)	$—		$0.000	(3)	$0.000 (3)	$0.000 (3)	$0.000	(3)	$0.000	(3)

Net asset value — End of period	$9.320		$9.680		$9.110	$8.730	$10.900		$11.950

Total Return(4)	6.20	%(5)	13.16%		4.44%	(6.40)%	6.86%		8.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$666,767		$671,124		$679,193	$734,686	$1,031,342		$1,058,768
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.56	%(8)	1.96	%(9)	2.07%	2.11%	1.52	%(9)	1.32	%(9)
Net investment income (loss)	(0.02	)%(8)	0.10	%(2)	(0.94)%	(1.03)%	(0.31)%		(0.42)%
Portfolio Turnover of the Portfolio	32	%(5)	43%		48%	54%	69%		46%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.066 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.57)%.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011 and less than 0.01% of average daily net assets for the years ended August 31, 2008 and 2007).

See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund

February 29, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011		2010	2009	2008		2007

Net asset value — Beginning of period	$9.930		$9.400		$9.070	$11.340	$12.450		$11.780

Income (Loss) From Operations

Net investment loss(1)	$(0.039)		$(0.055	)(2)	$(0.161)	$(0.158)	$(0.118)		$(0.142)
Net realized and unrealized gain (loss)	0.563		1.195		0.498	(0.766)	0.808		0.983

Total income (loss) from operations	$0.524		$1.140		$0.337	$(0.924)	$0.690		$0.841

Less Distributions

From net realized gain	$(0.904)		$(0.610)		$(0.007)	$(1.346)	$(1.800)		$(0.171)

Total distributions	$(0.904)		$(0.610)		$(0.007)	$(1.346)	$(1.800)		$(0.171)

Redemption fees(1)	$—		$0.000	(3)	$0.000 (3)	$0.000 (3)	$0.000	(3)	$0.000	(3)

Net asset value — End of period	$9.550		$9.930		$9.400	$9.070	$11.340		$12.450

Total Return(4)	5.82	%(5)	12.30%		3.72%	(7.10)%	6.03%		7.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$48,596		$68,487		$98,854	$182,893	$321,888		$429,929
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.32	%(8)	2.71	%(9)	2.82%	2.86%	2.27	%(9)	2.07	%(9)
Net investment loss	(0.82	)%(8)	(0.54	)%(2)	(1.71)%	(1.79)%	(1.06)%		(1.17)%
Portfolio Turnover of the Portfolio	32	%(5)	43%		48%	54%	69%		46%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.079 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.32)%.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011 and less than 0.01% of average daily net assets for the years ended August 31, 2008 and 2007).

See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund

February 29, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011		2010	2009	2008		2007

Net asset value — Beginning of period	$9.930		$9.400		$9.070	$11.350	$12.450		$11.780

Income (Loss) From Operations

Net investment loss(1)	$(0.037)		$(0.065	)(2)	$(0.160)	$(0.157)	$(0.118)		$(0.142)
Net realized and unrealized gain (loss)	0.561		1.205		0.497	(0.777)	0.818		0.983

Total income (loss) from operations	$0.524		$1.140		$0.337	$(0.934)	$0.700		$0.841

Less Distributions

From net realized gain	$(0.904)		$(0.610)		$(0.007)	$(1.346)	$(1.800)		$(0.171)

Total distributions	$(0.904)		$(0.610)		$(0.007)	$(1.346)	$(1.800)		$(0.171)

Redemption fees(1)	$—		$0.000	(3)	$0.000 (3)	$0.000 (3)	$0.000	(3)	$0.000	(3)

Net asset value — End of period	$9.550		$9.930		$9.400	$9.070	$11.350		$12.450

Total Return(4)	5.82	%(5)	12.30%		3.72%	(7.18)%	6.12%		7.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$196,603		$202,021		$210,624	$237,891	$298,695		$339,812
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.31	%(8)	2.71	%(9)	2.82%	2.86%	2.27	%(9)	2.07	%(9)
Net investment loss	(0.77	)%(8)	(0.64	)%(2)	(1.69)%	(1.80)%	(1.06)%		(1.17)%
Portfolio Turnover of the Portfolio	32	%(5)	43%		48%	54%	69%		46%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.070 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.32)%.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011 and less than 0.01% of average daily net assets for the years ended August 31, 2008 and 2007).

See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund

February 29, 2012

Financial Highlights — continued

	Class I

	Six Months Ended
	February 29, 2012		Year Ended		Period Ended
	(Unaudited)		August 31, 2011		August 31, 2010(1)

Net asset value — Beginning of period	$9.720		$9.120		$8.920

Income (Loss) From Operations

Net investment income (loss)(2)	$0.011		$0.025	(3)	$(0.053)
Net realized and unrealized gain	0.553		1.185		0.260

Total income from operations	$0.564		$1.210		$0.207

Less Distributions

From net realized gain	$(0.904)		$(0.610)		$(0.007)

Total distributions	$(0.904)		$(0.610)		$(0.007)

Redemption fees(2)	$—		$0.000	(4)	$0.000	(4)

Net asset value — End of period	$9.380		$9.720		$9.120

Total Return(5)	6.38	%(6)	13.48%		2.32	%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$56,633		$53,255		$38,988
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.31	%(9)	1.71	%(10)	1.82	%(9)
Net investment income (loss)	0.24	%(9)	0.25	%(3)	(0.63	)%(9)
Portfolio Turnover of the Portfolio	32	%(6)	43%		48	%(11)

(1)	For the period from the commencement of operations, October 1, 2009, to August 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.058 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.33)%.
(4)	Amount is less than $0.0005.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(6)	Not annualized.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.
(10)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).
(11)	For the Portfolio’s year ended August 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund

February 29, 2012

Financial Highlights — continued

	Class R

	Six Months Ended		Year Ended August 31,
	February 29, 2012
	(Unaudited)		2011		2010	2009	2008		2007

Net asset value — Beginning of period	$10.040		$9.450		$9.080	$11.300	$12.350		$11.630

Income (Loss) From Operations

Net investment loss(1)	$(0.013)		$(0.026	)(2)	$(0.111)	$(0.113)	$(0.061)		$(0.082)
Net realized and unrealized gain (loss)	0.577		1.226		0.488	(0.761)	0.811		0.973

Total income (loss) from operations	$0.564		$1.200		$0.377	$(0.874)	$0.750		$0.891

Less Distributions

From net realized gain	$(0.904)		$(0.610)		$(0.007)	$(1.346)	$(1.800)		$(0.171)

Total distributions	$(0.904)		$(0.610)		$(0.007)	$(1.346)	$(1.800)		$(0.171)

Redemption fees(1)	$—		$0.000	(3)	$0.000 (3)	$0.000 (3)	$0.000	(3)	$0.000	(3)

Net asset value — End of period	$9.700		$10.040		$9.450	$9.080	$11.300		$12.350

Total Return(4)	6.17	%(5)	12.88%		4.16%	(6.63)%	6.62%		7.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,060		$24,364		$17,461	$13,508	$10,386		$7,265
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.81	%(8)	2.21	%(9)	2.32%	2.36%	1.77	%(9)	1.57	%(9)
Net investment loss	(0.27	)%(8)	(0.25	)%(2)	(1.17)%	(1.30)%	(0.55)%		(0.68)%
Portfolio Turnover of the Portfolio	32	%(5)	43%		48%	54%	69%		46%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.058 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.82)%.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011 and less than 0.01% of average daily net assets for the years ended August 31, 2008 and 2007).

See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund

February 29, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance Fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.7% at February 29, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio and other income, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 29, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Redemption Fees — Prior to January 1, 2011 and upon the redemption or exchange of shares by Class A, Class I and Class R shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A, Class I and Class R shares are no longer subject to a redemption fee.

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

Eaton Vance
Worldwide Health Sciences Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

J Interim Financial Statements — The interim financial statements relating to February 29, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.25% of the Fund’s average daily net assets up to $500 million, 0.23% on net assets of $500 million but less than $1 billion, 0.21% on net assets of $1 billion but less than $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more, and is payable monthly. For the six months ended February 29, 2012, the administration fee amounted to $1,169,678 or 0.24% (annualized) of the Fund’s average daily net assets.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 29, 2012, EVM earned $44,397 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $16,280 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2012. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organization.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2012 amounted to $809,319 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended February 29, 2012, the Fund paid or accrued to EVD $214,005 and $723,891 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At February 29, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $9,150,000 and $61,960,000, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended February 29, 2012, the Fund paid or accrued to EVD $29,038 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 29, 2012 amounted to $71,335, $241,297 and $29,038 for Class B, Class C and Class R shares, respectively.

Eaton Vance
Worldwide Health Sciences Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 29, 2012, the Fund was informed that EVD received approximately $1,000, $29,000 and $5,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended February 29, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $8,979,515 and $96,590,421, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	February 29, 2012	Year Ended
Class A	(Unaudited)	August 31, 2011

Sales	4,235,551	8,296,262
Issued to shareholders electing to receive payments of distributions in Fund shares	6,185,922	4,122,070
Redemptions	(10,017,666)	(20,461,250)
Exchange from Class B shares	1,789,926	2,802,926

Net increase (decrease)	2,193,733	(5,239,992)

	Six Months Ended
	February 29, 2012	Year Ended
Class B	(Unaudited)	August 31, 2011

Sales	131,560	553,905
Issued to shareholders electing to receive payments of distributions in Fund shares	471,115	487,235
Redemptions	(664,495)	(1,939,765)
Exchange to Class A shares	(1,746,654)	(2,724,898)

Net decrease	(1,808,474)	(3,623,523)

Eaton Vance
Worldwide Health Sciences Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	February 29, 2012	Year Ended
Class C	(Unaudited)	August 31, 2011

Sales	804,246	1,315,783
Issued to shareholders electing to receive payments of distributions in Fund shares	1,469,762	980,626
Redemptions	(2,032,118)	(4,367,518)

Net increase (decrease)	241,890	(2,071,109)

	Six Months Ended
	February 29, 2012	Year Ended
Class I	(Unaudited)	August 31, 2011

Sales	1,312,660	2,779,797
Issued to shareholders electing to receive payments of distributions in Fund shares	315,642	123,543
Redemptions	(1,068,090)	(1,699,497)

Net increase	560,212	1,203,843

	Six Months Ended
	February 29, 2012	Year Ended
Class R	(Unaudited)	August 31, 2011

Sales	361,512	1,170,153
Issued to shareholders electing to receive payments of distributions in Fund shares	201,267	109,239
Redemptions	(507,095)	(701,142)

Net increase	55,684	578,250

For the year ended August 31, 2011, the Fund received $8,423 in redemption fees.

Worldwide Health Sciences Portfolio

February 29, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 97.53%

			Percentage of
Security	Shares	Value	Net Assets

Major Capitalization – Europe — 17.91%(1)

Elan Corp. PLC ADR(2)	1,288,200	$16,102,500	1.61%
Novartis AG	857,800	46,755,396	4.68
Roche Holding AG PC	323,000	56,219,595	5.63
Sanofi SA	569,200	42,105,321	4.21
Shire PLC ADR	169,900	17,780,035	1.78

		$178,962,847	17.91%

Major Capitalization – Far East — 4.83%(1)

Mitsubishi Tanabe Pharma Corp.	2,992,300	$40,975,428	4.10%
Sinopharm Group Co., Ltd., Class H	2,687,100	7,284,677	0.73

		$48,260,105	4.83%

Major Capitalization – North America — 48.27%(1)

Abbott Laboratories	351,000	$19,870,110	1.99%
Aetna, Inc.	423,000	19,779,480	1.98
Allergan, Inc.	230,000	20,605,700	2.06
Baxter International, Inc.	229,000	13,311,770	1.33
Biogen Idec, Inc.(2)	160,000	18,635,200	1.86
Bristol-Myers Squibb Co.	1,420,000	45,681,400	4.57
Gilead Sciences, Inc.(2)	641,000	29,165,500	2.92
HCA Holdings, Inc.	358,000	9,547,860	0.96
Humana, Inc.	139,000	12,106,900	1.21
Life Technologies Corp.(2)	622,100	29,431,551	2.95
McKesson Corp.	87,000	7,265,370	0.73
Medco Health Solutions, Inc.(2)	187,000	12,639,330	1.26
Merck & Co., Inc.	1,085,100	41,418,267	4.15
Pfizer, Inc.	3,228,000	68,110,800	6.82
Regeneron Pharmaceuticals, Inc.(2)	92,000	9,640,680	0.96
Stryker Corp.	187,000	10,030,680	1.00
Thermo Fisher Scientific, Inc.(2)	257,200	14,562,664	1.46
UnitedHealth Group, Inc.	528,000	29,436,000	2.95
Watson Pharmaceuticals, Inc.(2)	524,700	30,600,504	3.06
WellPoint, Inc.	450,000	29,533,500	2.96
Zimmer Holdings, Inc.(2)	179,000	10,874,250	1.09

		$482,247,516	48.27%

Small & Mid Capitalization – Europe — 3.70%(1)

Given Imaging, Ltd.(2)	424,000	$8,259,520	0.83%
Hikma Pharmaceuticals PLC	860,000	10,015,005	1.00
Medivir AB, Class B(2)	93,000	931,592	0.09
Warner Chilcott PLC, Class A(2)	1,063,000	17,783,990	1.78

		$36,990,107	3.70%

Small & Mid Capitalization – Far East — 9.30%(1)

China Shineway Pharmaceutical Group, Ltd.	4,347,300	$8,149,523	0.82%
Nichi-Iko Pharmaceutical Co., Ltd.	836,400	18,208,939	1.82
Sawai Pharmaceutical Co., Ltd.	315,000	30,687,480	3.07
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	15,518,000	15,318,970	1.54
Towa Pharmaceutical Co., Ltd.	470,000	20,499,820	2.05

		$92,864,732	9.30%

Small & Mid Capitalization – North America — 13.52%(1)

Align Technology, Inc.(2)	445,000	$11,396,450	1.14%
BioMarin Pharmaceutical, Inc.(2)	267,800	9,573,850	0.96
Dendreon Corp.(2)	685,000	7,713,100	0.77
Exact Sciences Corp.(2)	917,300	8,613,447	0.86
ImmunoGen, Inc.(2)	359,500	4,950,315	0.50
Impax Laboratories, Inc.(2)	372,700	8,702,545	0.87
Incyte Corp.(2)	1,468,000	24,897,280	2.49
InterMune, Inc.(2)	338,900	4,548,038	0.46
NPS Pharmaceuticals, Inc.(2)	1,134,500	7,737,290	0.77
Onyx Pharmaceuticals, Inc.(2)	118,900	4,556,248	0.46
OraSure Technologies, Inc.(2)	558,000	5,596,740	0.56
Questcor Pharmaceuticals, Inc.(2)	280,300	10,903,670	1.09
Sequenom, Inc.(2)	1,800,000	7,776,000	0.78
Verastem, Inc.(2)	297,500	3,451,000	0.35
VIVUS, Inc.(2)	649,200	14,607,000	1.46

		$135,022,973	13.52%

Total Common Stocks
(identified cost $834,735,490)		$974,348,280

See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 29, 2012

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.06%

	Interest		Percentage of
Description	(000’s Omitted)	Value	Net Assets

Eaton Vance Cash Reserves Fund, LLC, 0.07%(3)	$20,615	$20,614,659	2.06%

Total Short-Term Investments
(identified cost $20,614,659)		$20,614,659

Total Investments
(identified cost $855,350,149)		$994,962,939	99.59%

Other Assets, Less Liabilities		$4,084,372	0.41%

Net Assets		$999,047,311	100.00%

ADR	- American Depositary Receipt
PC	- Participation Certificate

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)	Non-income producing security.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2012.

See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 29, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2012

Unaffiliated investments, at value (identified cost, $834,735,490)	$974,348,280
Affiliated investment, at value (identified cost, $20,614,659)	20,614,659
Cash	716,000
Foreign currency, at value (identified cost, $159,940)	158,336
Dividends receivable	1,920,309
Interest receivable from affiliated investment	1,372
Receivable for investments sold	3,084,526
Tax reclaims receivable	3,614,515

Total assets	$1,004,457,997

Liabilities

Payable for investments purchased	$4,798,266
Payable to affiliates:
Investment adviser fee	246,930
Management fee	284,064
Accrued expenses	81,426

Total liabilities	$5,410,686

Net Assets applicable to investors’ interest in Portfolio	$999,047,311

Sources of Net Assets

Investors’ capital	$859,111,245
Net unrealized appreciation	139,936,066

Total	$999,047,311

See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 29, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 29, 2012

Dividends (net of foreign taxes, $586,434)	$7,434,557
Miscellaneous income	31,915
Interest allocated from affiliated investment	16,060
Expenses allocated from affiliated investment	(2,790)

Total investment income	$7,479,742

Expenses

Investment adviser fee	$2,184,454
Management fee	1,751,315
Trustees’ fees and expenses	20,136
Custodian fee	153,496
Legal and accounting services	40,004
Miscellaneous	9,632

Total expenses	$4,159,037

Net investment income	$3,320,705

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$44,658,645
Investment transactions allocated from affiliated investment	502
Foreign currency transactions	49,299

Net realized gain	$44,708,446

Change in unrealized appreciation (depreciation) —
Investments	$14,146,890
Foreign currency	(386,302)

Net change in unrealized appreciation (depreciation)	$13,760,588

Net realized and unrealized gain	$58,469,034

Net increase in net assets from operations	$61,789,739

See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 29, 2012

Statements of Changes in Net Assets

	Six Months Ended
	February 29, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2011

From operations —
Net investment income	$3,320,705	$9,356,885
Net realized gain from investment and foreign currency transactions	44,708,446	95,040,167
Net change in unrealized appreciation (depreciation) from investments and foreign currency	13,760,588	39,301,226

Net increase in net assets from operations	$61,789,739	$143,698,278

Capital transactions —
Contributions	$9,512,643	$16,518,692
Withdrawals	(97,784,819)	(182,959,807)

Net decrease in net assets from capital transactions	$(88,272,176)	$(166,441,115)

Net decrease in net assets	$(26,482,437)	$(22,742,837)

Net Assets

At beginning of period	$1,025,529,748	$1,048,272,585

At end of period	$999,047,311	$1,025,529,748

See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 29, 2012

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 29, 2012
Ratios/Supplemental Data	(Unaudited)		2011		2010	2009	2008		2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.85	%(2)	1.21	%(3)	1.32%	1.34%	0.81	%(3)	0.62	%(3)
Net investment income (loss)	0.68	%(2)	0.85	%(4)	(0.21)%	(0.28)%	0.39%		0.28%
Portfolio Turnover	32	%(5)	43%		48%	54%	69%		46%

Total Return	6.57	%(5)	14.00%		5.22%	(5.67)%	7.62%		8.76%

Net assets, end of period (000’s omitted)	$999,047		$1,025,530		$1,048,273	$1,172,489	$1,664,556		$1,841,728

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	The investment adviser waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011 and less than 0.01% of average daily net assets for the years ended August 31, 2008 and 2007).
(4)	Includes special dividends equal to 0.68% of average daily net assets.
(5)	Not annualized.

See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 29, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 29, 2012, Eaton Vance Worldwide Health Sciences Fund held a 99.7% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of February 29, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service.

Worldwide Health Sciences Portfolio

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to February 29, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by OrbiMed Advisors LLC (OrbiMed) as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $500 million, 0.47% on net assets of $500 million but less than $1 billion, 0.43% on net assets of $1 billion but less than $1.5 billion and at reduced rates on average daily net assets of $1.5 billion or more, and is payable monthly. In addition, OrbiMed’s fee is subject to an upward or downward performance adjustment of up to 0.15% of the average daily net assets of the Portfolio depending on whether, and to what extent, the investment performance of the Portfolio differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period, except during the transition period (i.e., the 36-month period ended July 31, 2014). During the transition period, the performance adjustment is based on the blended record of (i) the S&P 500 Index for the period prior to August 1, 2011 and (ii) the MSCI World Health Care Index for the period after August 1, 2011. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended February 29, 2012, the Portfolio’s investment adviser fee, net of a downward performance adjustment of $190,794, amounted to $2,184,454 or 0.45% (annualized) of the Portfolio’s average daily net assets.

The management fee is earned by EVM, as compensation for administrative, compliance and oversight services rendered to the Portfolio. The fee is computed at an annual rate of 0.375% of the Portfolio’s average daily net assets up to $500 million, 0.34% on net assets of $500 million but less than $1 billion, 0.31% on net assets of $1 billion but less than $1.5 billion and at reduced rates on average daily net assets of $1.5 billion or more. For the six months ended February 29, 2012, the management fee amounted to $1,751,315 or 0.36% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of OrbiMed’s or EVM’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and management fees. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $300,975,436 and $322,125,048, respectively, for the six months ended February 29, 2012.

Worldwide Health Sciences Portfolio

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$856,504,141

Gross unrealized appreciation	$177,089,114
Gross unrealized depreciation	(38,630,316)

Net unrealized appreciation	$138,458,798

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2012.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7 Concentration of Risk

As the Portfolio concentrates its investments in the health sciences industry, it will likely be affected by events that adversely affect that industry. The Portfolio has historically held fewer than 60 stocks at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of the Portfolio’s interests can also be impacted by regulatory activities that affect health sciences companies.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Worldwide Health Sciences Portfolio

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

At February 29, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Major Capitalization – Europe	$33,882,535	$145,080,312		$—	$178,962,847
Major Capitalization – Far East	—	48,260,105		—	48,260,105
Major Capitalization – North America	482,247,516	—		—	482,247,516
Small & Mid Capitalization – Europe	26,043,510	10,946,597		—	36,990,107
Small & Mid Capitalization – Far East	—	92,864,732		—	92,864,732
Small & Mid Capitalization – North America	135,022,973	—		—	135,022,973

Total Common Stocks	$677,196,534	$297,151,746	*	$—	$974,348,280

Short-Term Investments	$—	$20,614,659		$—	$20,614,659

Total Investments	$677,196,534	$317,766,405		$—	$994,962,939

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The only Level 3 activity during the six months ended February 29, 2012 was the expiration of call options that were valued at $0 at August 31, 2011, with no gain or loss to the Portfolio. At February 29, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Worldwide Health Sciences Fund

February 29, 2012

Officers and Trustees

Officers of Eaton Vance Worldwide Health Sciences Fund

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Worldwide Health Sciences Portfolio

Samuel D. Isaly President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Worldwide Health Sciences Fund and Worldwide Health Sciences Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Worldwide Health Sciences Fund

February 29, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Sponsor and Manager of
Worldwide Health Sciences Portfolio and
Administrator of Eaton Vance Worldwide Health
Sciences Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Adviser of Worldwide Health Sciences Portfolio
OrbiMed Advisors LLC
601 Lexington Avenue
54th Floor
New York, NY 10022-4629

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

426-4/12	HSSRC

Eaton Vance Richard Bernstein All Asset Strategy Fund Semiannual Report February 29, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2012
Eaton Vance
Richard Bernstein All Asset Strategy Fund

Performance	2
Fund Profile	3

Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	24
Officers and Trustees	27
Important Notices	28

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2012
Performance1,2

Portfolio Manager Richard Bernstein of Richard Bernstein Advisors LLC

		Since
% Cumulative Total Returns	Inception Date	Inception

Class A at NAV	9/30/2011	7.98%
Class A at 5.75% Maximum Sales Charge	—	1.78
Class C at NAV	9/30/2011	7.55
Class C at 1% Maximum Sales Charge	—	6.55
Class I at NAV	9/30/2011	8.00
Barclays Capital U.S. Aggregate Index	9/30/2011	1.98%
MSCI All Country World Index	9/30/2011	19.12

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I

Gross	1.54%	2.29%	1.29%
Net	1.45	2.20	1.20
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2012
Fund Profile

Country Allocation (% of net assets)4

Asset Allocation (% of net assets)4

Top 10 Holdings (% of net assets)5

iShares S&P National AMT-Free Municipal Bond Fund[6]	5.0%
iShares iBoxx $ High Yield Corporate Bond Fund[6]	4.2
SPDR Barclays Capital High Yield Bond ETF	4.2
iShares iBoxx $ Investment Grade Corporate Bond Fund[6]	4.0
SPDR Barclays Capital International Treasury Bond ETF	2.9
Consumer Discretionary Select Sector SPDR Fund	2.3
Vanguard Extended Market ETF	2.2
U.S. Treasury Note, 2.625%, 8/15/20	2.2
U.S. Treasury Note, 3.625%, 2/15/21	1.7
U.S. Treasury Note, 3.125%, 5/15/21	1.7

Total	30.4%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2012
Endnotes and Additional Disclosures

[1]	Barclays Capital U.S. Aggregate Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI All Country World Index is an unmanaged free float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/12. Without the reimbursement, performance would have been lower.

[4]	The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, allocations with respect to the Fund’s investments in ETFs are based on the portfolio composition of each ETF as of the Fund’s report date.

[5]	Excludes cash and cash equivalents.

[6]	iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. Neither BlackRock Institutional Trust Company, N.A. nor the iShares® Funds make any representations regarding the advisability of investing in an iShares fund.

Fund profile subject to change due to active management.

4

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 30, 2011 – February 29, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2011 – February 29, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period		Expense
	(9/30/11)	(2/29/12)	(9/30/11 – 2/29/12)		Ratio

Actual*
Class A	$1,000.00	$1,079.80	$5.96	***	1.37%
Class C	$1,000.00	$1,075.50	$9.20	***	2.12%
Class I	$1,000.00	$1,080.00	$4.87	***	1.12%
*    The Fund had not commenced operations on September 1, 2011. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 153/366 (to reflect the period from commencement of operations on September 30, 2011 to February 29, 2012). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on September 30, 2011. The expense ratios do not reflect the expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies, including Exchange-Traded Funds.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period		Expense
	(9/1/11)	(2/29/12)	(9/1/11 – 2/29/12)		Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$6.87	***	1.37%
Class C	$1,000.00	$1,014.30	$10.62	***	2.12%
Class I	$1,000.00	$1,019.30	$5.62	***	1.12%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on September 30, 2011. The expense ratios do not reflect the expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies, including Exchange-Traded Funds.

***	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 34.3%

Security	Shares	Value

Aerospace & Defense — 0.6%

Boeing Co. (The)	425	$31,854
Honeywell International, Inc.	709	42,235
Precision Castparts Corp.	207	34,658
Raytheon Co.	692	34,960
United Technologies Corp.	560	46,967

		$190,674

Automobiles — 0.4%

Ford Motor Co.	3,799	$47,032
Hyundai Motor Co.	137	26,388
Toyota Motor Corp.	1,400	58,197

		$131,617

Beverages — 0.9%

Asahi Group Holdings, Ltd.	1,200	$26,289
Coca-Cola Co. (The)	1,727	120,648
Diageo PLC	1,723	41,139
Kirin Holdings Co., Ltd.	2,000	23,591
PepsiCo, Inc.	1,071	67,409

		$279,076

Biotechnology — 0.9%

Amgen, Inc.	1,155	$78,482
Biogen Idec, Inc.(1)	500	58,235
Celgene Corp.(1)	489	35,856
Gilead Sciences, Inc.(1)	1,148	52,234
Isis Pharmaceuticals, Inc.(1)	6,005	54,706

		$279,513

Chemicals — 0.4%

Dow Chemical Co. (The)	1,440	$48,254
Monsanto Co.	668	51,690
Potash Corp. of Saskatchewan, Inc.	632	29,401

		$129,345

Commercial Banks — 2.2%

Bank of the Ozarks, Inc.	910	$26,709
City Holding Co.	707	24,229
Columbia Banking System, Inc.	1,279	27,051
Community Bank System, Inc.	901	24,615
F.N.B. Corp.	5,043	59,457
First Financial Bancorp	1,433	23,458
First Financial Bankshares, Inc.	727	24,907
First Midwest Bancorp, Inc.	4,771	55,153
Glacier Bancorp, Inc.	3,858	53,240
National Penn Bancshares, Inc.	5,667	49,586
Old National Bancorp	4,322	52,210
PacWest Bancorp	1,263	27,496
S&T Bancorp, Inc.	1,258	26,682
Susquehanna Bancshares, Inc.	5,770	53,488
Texas Capital Bancshares, Inc.(1)	851	28,840
UMB Financial Corp.	637	26,531
Umpqua Holdings Corp.	3,947	48,627
United Bankshares, Inc.	1,164	34,082
Wintrust Financial Corp.	1,124	37,890

		$704,251

Communications Equipment — 0.3%

Cisco Systems, Inc.	1,883	$37,434
QUALCOMM, Inc.	845	52,542

		$89,976

Computers & Peripherals — 0.8%

Apple, Inc.(1)	348	$188,769
EMC Corp.(1)	1,354	37,492
Hewlett-Packard Co.	1,253	31,714

		$257,975

Diversified Telecommunication Services — 1.0%

AT&T, Inc.	4,140	$126,643
CenturyLink, Inc.	1,320	53,130
Telefonica SA	5,114	87,035
Verizon Communications, Inc.	1,405	53,545

		$320,353

Electric Utilities — 2.0%

American Electric Power Co., Inc.	2,133	$80,222
Duke Energy Corp.	2,807	58,722
Edison International	2,033	85,122
Entergy Corp.	759	50,572
Exelon Corp.	2,880	112,522
FirstEnergy Corp.	1,179	52,218
NextEra Energy, Inc.	1,010	60,105
PPL Corp.	1,393	39,770

See Notes to Financial Statements.
6

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electric Utilities (continued)

Progress Energy, Inc.	988	$52,443
Southern Co. (The)	1,414	62,485

		$654,181

Electrical Equipment — 0.1%

Emerson Electric Co.	593	$29,834

		$29,834

Electronic Equipment, Instruments & Components — 0.1%

Corning, Inc.	3,026	$39,459

		$39,459

Energy Equipment & Services — 0.6%

Baker Hughes, Inc.	339	$17,045
Cameron International Corp.(1)	297	16,546
Halliburton Co.	410	15,002
Helmerich & Payne, Inc.	304	18,635
Nabors Industries, Ltd.(1)	998	21,737
National Oilwell Varco, Inc.	279	23,026
Noble Corp.(1)	512	20,572
Schlumberger, Ltd.	421	32,674
Weatherford International, Ltd.(1)	1,031	16,475

		$181,712

Food & Staples Retailing — 1.3%

Costco Wholesale Corp.	642	$55,251
CVS Caremark Corp.	1,921	86,637
Kroger Co. (The)	2,244	53,385
Sysco Corp.	1,814	53,368
Tesco PLC	5,713	28,675
Wal-Mart Stores, Inc.	1,181	69,773
Walgreen Co.	815	27,025
Whole Foods Market, Inc.	633	51,108

		$425,222

Food Products — 2.1%

Archer-Daniels-Midland Co.	1,924	$60,029
General Mills, Inc.	1,301	49,841
Green Mountain Coffee Roasters, Inc.(1)	1,630	105,901
H.J. Heinz Co.	932	49,126
Kellogg Co.	1,479	77,426
Kraft Foods, Inc., Class A	1,193	45,417
Mead Johnson Nutrition Co.	1,051	81,715
Nestle SA	3,257	199,116

		$668,571

Health Care Equipment & Supplies — 1.5%

Baxter International, Inc.	527	$30,634
Becton, Dickinson and Co.	644	49,086
Covidien PLC	680	35,530
Intuitive Surgical, Inc.(1)	87	44,511
Medtronic, Inc.	1,751	66,748
St. Jude Medical, Inc.	2,183	91,948
Stryker Corp.	947	50,797
Terumo Corp.	500	24,096
Zimmer Holdings, Inc.(1)	1,721	104,551

		$497,901

Health Care Providers & Services — 2.3%

Aetna, Inc.	768	$35,912
AmerisourceBergen Corp.	1,163	43,438
Cardinal Health, Inc.	1,820	75,621
Cigna Corp.	1,076	47,462
Express Scripts, Inc.(1)	1,309	69,809
HCA Holdings, Inc.	2,195	58,541
Humana, Inc.	599	52,173
IPC The Hospitalist Co., Inc.(1)	771	28,041
McKesson Corp.	653	54,532
Medco Health Solutions, Inc.(1)	1,027	69,415
Triple-S Management Corp.(1)	2,180	51,601
UnitedHealth Group, Inc.	1,370	76,377
WellPoint, Inc.	1,500	98,445

		$761,367

Hotels, Restaurants & Leisure — 0.2%

McDonald’s Corp.	569	$56,490

		$56,490

Household Products — 0.9%

Colgate-Palmolive Co.	381	$35,502
Kimberly-Clark Corp.	754	54,951
Procter & Gamble Co.	2,406	162,453
Reckitt Benckiser Group PLC	586	32,389

		$285,295

See Notes to Financial Statements.
7

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Independent Power Producers & Energy Traders — 0.4%

Calpine Corp.(1)	3,543	$54,243
NRG Energy, Inc.(1)	5,427	92,802

		$147,045

Industrial Conglomerates — 0.4%

3M Co.	496	$43,450
General Electric Co.	3,084	58,750
Tyco International, Ltd.	774	40,109

		$142,309

Internet & Catalog Retail — 0.2%

Amazon.com, Inc.(1)	370	$66,485

		$66,485

Internet Software & Services — 0.6%

eBay, Inc.(1)	921	$32,917
Google, Inc., Class A(1)	190	117,467
Yahoo! Inc.(1)	2,227	33,026

		$183,410

IT Services — 0.7%

Accenture PLC, Class A	515	$30,663
International Business Machines Corp.	373	73,380
MasterCard, Inc., Class A	120	50,400
Visa, Inc., Class A	254	29,558
Western Union Co.	1,752	30,608

		$214,609

Life Sciences Tools & Services — 0.3%

Agilent Technologies, Inc.(1)	1,456	$63,511
Thermo Fisher Scientific, Inc.(1)	572	32,386

		$95,897

Machinery — 0.5%

Caterpillar, Inc.	445	$50,824
Deere & Co.	385	31,928
Fanuc, Ltd.	200	36,357
Stanley Black & Decker, Inc.	489	37,555

		$156,664

Media — 1.1%

CBS Corp., Class B	1,510	$45,149
Comcast Corp., Class A	1,417	41,631
DIRECTV, Class A(1)	589	27,283
McGraw-Hill Cos., Inc. (The)	653	30,391
News Corp., Class A	2,282	45,343
Time Warner Cable, Inc.	455	36,100
Time Warner, Inc.	1,376	51,201
Viacom, Inc., Class B	729	34,715
Walt Disney Co. (The)	1,060	44,509

		$356,322

Metals & Mining — 0.7%

BHP Billiton, Ltd.	2,522	$97,640
Freeport-McMoRan Copper & Gold, Inc.	819	34,857
Nucor Corp.	910	39,612
Rio Tinto PLC	730	41,413

		$213,522

Multi-Utilities — 1.3%

Consolidated Edison, Inc.	932	$54,149
Dominion Resources, Inc.	1,146	57,839
PG&E Corp.	1,977	82,401
Public Service Enterprise Group, Inc.	2,556	78,674
Sempra Energy	990	58,647
Xcel Energy, Inc.	2,985	79,073

		$410,783

Multiline Retail — 0.1%

Target Corp.	578	$32,767

		$32,767

Oil, Gas & Consumable Fuels — 2.0%

Anadarko Petroleum Corp.	278	$23,385
Apache Corp.	222	23,960
BG Group PLC	661	15,952
Bill Barrett Corp.(1)	345	10,084
BP PLC	4,567	35,735
Canadian Natural Resources, Ltd.	433	16,074
Chesapeake Energy Corp.	480	12,000
Chevron Corp.	401	43,757
ConocoPhillips	369	28,247
Continental Resources, Inc.(1)	268	24,302
Devon Energy Corp.	275	20,160
EOG Resources, Inc.	202	23,000
Exxon Mobil Corp.	808	69,892
Hess Corp.	239	15,516
Husky Energy, Inc.	584	15,777

See Notes to Financial Statements.
8

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Marathon Oil Corp.	651	$22,062
Marathon Petroleum Corp.	474	19,695
Noble Energy, Inc.	196	19,139
Occidental Petroleum Corp.	283	29,537
Peabody Energy Corp.	384	13,394
Plains Exploration & Production Co.(1)	556	24,503
QEP Resources, Inc.	634	21,645
Southwestern Energy Co.(1)	380	12,563
Spectra Energy Corp.	788	24,727
Suncor Energy, Inc.	503	18,108
Total SA	292	16,335
Valero Energy Corp.	734	17,976
Williams Cos., Inc.	521	15,567
WPX Energy, Inc.(1)	173	3,142

		$636,234

Personal Products — 0.2%

Estee Lauder Cos., Inc. (The), Class A	1,026	$60,062
Kao Corp.	900	23,079

		$83,141

Pharmaceuticals — 3.1%

Abbott Laboratories	933	$52,817
Allergan, Inc.	574	51,425
Astellas Pharma, Inc.	700	28,753
AstraZeneca PLC	844	37,767
Bristol-Myers Squibb Co.	1,117	35,934
Daiichi Sankyo Co., Ltd.	1,200	22,063
Eisai Co., Ltd.	600	24,281
Eli Lilly & Co.	1,449	56,859
GlaxoSmithKline PLC	3,001	66,316
Johnson & Johnson	2,122	138,100
Merck & Co., Inc.	1,753	66,912
Novartis AG	2,170	118,278
Novo Nordisk A/S, Class B	280	39,250
Pfizer, Inc.	4,529	95,562
Roche Holding AG PC	358	62,311
Sanofi SA	692	51,189
Takeda Pharmaceutical Co., Ltd.	700	31,588
Teva Pharmaceutical Industries, Ltd.	700	31,313

		$1,010,718

Real Estate Investment Trusts (REITs) — 0.1%

American Tower Corp.	779	$48,750

		$48,750

Road & Rail — 0.1%

Union Pacific Corp.	352	$38,808

		$38,808

Semiconductors & Semiconductor Equipment — 0.2%

Intel Corp.	1,266	$34,030
Texas Instruments, Inc.	866	28,881

		$62,911

Software — 0.6%

Activision Blizzard, Inc.	2,406	$28,752
Adobe Systems, Inc.(1)	1,358	44,665
CA, Inc.	1,386	37,463
Microsoft Corp.	2,235	70,939
Oracle Corp.	996	29,153

		$210,972

Specialty Retail — 0.2%

Home Depot, Inc. (The)	940	$44,716
Lowe’s Companies, Inc.	1,201	34,084

		$78,800

Textiles, Apparel & Luxury Goods — 0.1%

NIKE, Inc., Class B	333	$35,937

		$35,937

Thrifts & Mortgage Finance — 0.6%

Brookline Bancorp, Inc.	5,795	$53,198
Northwest Bancshares, Inc.	4,441	56,045
Oritani Financial Corp.	3,662	47,716
Provident Financial Services, Inc.	1,835	25,213

		$182,172

Tobacco — 1.4%

Altria Group, Inc.	1,612	$48,521
British American Tobacco PLC	1,249	63,000
Imperial Tobacco Group PLC	884	35,004
Japan Tobacco, Inc.	6	31,875
Lorillard, Inc.	893	117,054

See Notes to Financial Statements.
9

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Tobacco (continued)

Philip Morris International, Inc.	1,184	$98,888
Reynolds American, Inc.	1,268	53,167

		$447,509

Trading Companies & Distributors — 0.1%

Mitsubishi Corp.	1,300	$31,948

		$31,948

Wireless Telecommunication Services — 0.7%

China Mobile, Ltd.	4,000	$42,574
Crown Castle International Corp.(1)	947	49,064
VimpelCom, Ltd. ADR	4,755	57,869
Vodafone Group PLC	25,744	69,352

		$218,859

Total Common Stocks
(identified cost $9,687,083)		$11,089,384

U.S. Treasury Obligations — 32.7%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bond, 3.50%, 2/15/39	$81	$87,865
U.S. Treasury Bond, 3.75%, 8/15/41	111	125,995
U.S. Treasury Bond, 3.875%, 8/15/40	110	127,273
U.S. Treasury Bond, 4.25%, 5/15/39	71	87,822
U.S. Treasury Bond, 4.25%, 11/15/40	106	130,972
U.S. Treasury Bond, 4.375%, 2/15/38	70	87,860
U.S. Treasury Bond, 4.375%, 11/15/39	102	127,445
U.S. Treasury Bond, 4.375%, 5/15/40	103	129,281
U.S. Treasury Bond, 4.375%, 5/15/41	106	133,715
U.S. Treasury Bond, 4.50%, 2/15/36	69	87,703
U.S. Treasury Bond, 4.50%, 5/15/38	69	87,795
U.S. Treasury Bond, 4.50%, 8/15/39	69	87,679
U.S. Treasury Bond, 4.625%, 2/15/40	67	87,633
U.S. Treasury Bond, 4.75%, 2/15/37	67	87,714
U.S. Treasury Bond, 4.75%, 2/15/41	97	129,101
U.S. Treasury Bond, 5.00%, 5/15/37	64	87,553
U.S. Treasury Bond, 7.875%, 2/15/21	213	322,309
U.S. Treasury Bond, 8.125%, 5/15/21	209	322,108
U.S. Treasury Bond, 8.125%, 8/15/21	207	322,086
U.S. Treasury Bond, 8.75%, 5/15/20	207	321,800
U.S. Treasury Bond, 8.75%, 8/15/20	205	321,708
U.S. Treasury Note, 0.50%, 5/31/13	48	48,368
U.S. Treasury Note, 0.625%, 7/15/14	48	48,408
U.S. Treasury Note, 0.75%, 3/31/13	48	48,287
U.S. Treasury Note, 0.75%, 12/15/13	48	48,295
U.S. Treasury Note, 0.75%, 6/15/14	48	48,349
U.S. Treasury Note, 1.00%, 7/15/13	48	48,196
U.S. Treasury Note, 1.00%, 5/15/14	48	48,303
U.S. Treasury Note, 1.00%, 8/31/16	26	26,678
U.S. Treasury Note, 1.25%, 2/15/14	47	48,278
U.S. Treasury Note, 1.25%, 9/30/15	26	26,535
U.S. Treasury Note, 1.50%, 6/30/16	26	26,649
U.S. Treasury Note, 1.50%, 8/31/18	26	26,775
U.S. Treasury Note, 1.75%, 3/31/14	47	48,193
U.S. Treasury Note, 1.75%, 7/31/15	107	111,439
U.S. Treasury Note, 1.875%, 6/30/15	25	26,443
U.S. Treasury Note, 2.00%, 1/31/16	25	26,539
U.S. Treasury Note, 2.125%, 5/31/15	25	26,422
U.S. Treasury Note, 2.125%, 2/29/16	25	26,565
U.S. Treasury Note, 2.125%, 8/15/21	499	509,208
U.S. Treasury Note, 2.375%, 8/31/14	71	74,307
U.S. Treasury Note, 2.375%, 9/30/14	25	26,277
U.S. Treasury Note, 2.375%, 10/31/14	25	26,305
U.S. Treasury Note, 2.375%, 7/31/17	25	26,621
U.S. Treasury Note, 2.375%, 5/31/18	25	26,672
U.S. Treasury Note, 2.50%, 4/30/15	25	26,377
U.S. Treasury Note, 2.625%, 7/31/14	71	74,344
U.S. Treasury Note, 2.625%, 12/31/14	25	26,333
U.S. Treasury Note, 2.625%, 4/30/16	65	70,257
U.S. Treasury Note, 2.625%, 1/31/18	59	64,158
U.S. Treasury Note, 2.625%, 8/15/20	656	704,600
U.S. Treasury Note, 2.625%, 11/15/20	489	523,810
U.S. Treasury Note, 2.75%, 11/30/16	86	93,720
U.S. Treasury Note, 2.75%, 5/31/17	104	113,122
U.S. Treasury Note, 2.75%, 12/31/17	24	26,597
U.S. Treasury Note, 2.75%, 2/28/18	24	26,610
U.S. Treasury Note, 2.75%, 2/15/19	298	325,776
U.S. Treasury Note, 2.875%, 3/31/18	24	26,677
U.S. Treasury Note, 3.125%, 10/31/16	88	97,149
U.S. Treasury Note, 3.125%, 4/30/17	100	110,831
U.S. Treasury Note, 3.125%, 5/15/19	291	325,323
U.S. Treasury Note, 3.125%, 5/15/21	483	536,612
U.S. Treasury Note, 3.25%, 6/30/16	24	26,462
U.S. Treasury Note, 3.25%, 7/31/16	54	60,333
U.S. Treasury Note, 3.25%, 12/31/16	24	26,520
U.S. Treasury Note, 3.375%, 11/15/19	286	325,019
U.S. Treasury Note, 3.50%, 5/31/13	46	47,772
U.S. Treasury Note, 3.50%, 5/15/20	425	486,706
U.S. Treasury Note, 3.625%, 8/15/19	282	324,912

See Notes to Financial Statements.
10

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Note, 3.625%, 2/15/20	$281	$324,753
U.S. Treasury Note, 3.625%, 2/15/21	473	545,451
U.S. Treasury Note, 3.75%, 11/15/18	280	324,798
U.S. Treasury Note, 4.00%, 2/15/15	24	26,177
U.S. Treasury Note, 4.25%, 11/15/14	24	26,148
U.S. Treasury Note, 4.25%, 8/15/15	23	26,258
U.S. Treasury Note, 4.50%, 2/15/16	23	26,353
U.S. Treasury Note, 4.50%, 5/15/17	22	26,476
U.S. Treasury Note, 5.125%, 5/15/16	22	26,274

Total U.S. Treasury Obligations
(identified cost $10,570,808)		$10,574,237

Exchange-Traded Funds(2) — 24.8%

Security	Shares	Value

Consumer Discretionary Select Sector SPDR Fund	16,892	$729,734
iShares iBoxx $ High Yield Corporate Bond Fund	14,920	1,374,580
iShares iBoxx $ Investment Grade Corporate Bond Fund	11,147	1,312,002
iShares S&P National AMT-Free Municipal Bond Fund	14,559	1,610,080
SPDR Barclays Capital High Yield Bond ETF	34,250	1,373,082
SPDR Barclays Capital International Treasury Bond ETF	15,385	930,793
Vanguard Extended Market ETF	12,250	711,725

Total Exchange-Traded Funds
(identified cost $7,646,651)		$8,041,996

Short-Term Investments — 7.4%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.07%(3)	$2,401	$2,400,969

Total Short-Term Investments
(identified cost $2,400,969)		$2,400,969

Total Investments — 99.2%
(identified cost $30,305,511)		$32,106,586

Other Assets, Less Liabilities — 0.8%		$265,369

Net Assets — 100.0%		$32,371,955

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
PC	- Participation Certificate

(1)	Non-income producing security.

(2)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the 1940 Act in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2012.

See Notes to Financial Statements.
11

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2012

Unaffiliated investments, at value (identified cost, $27,904,542)	$29,705,617
Affiliated investment, at value (identified cost, $2,400,969)	2,400,969
Cash	4,390
Restricted cash*	120,000
Dividends receivable	34,672
Interest receivable	54,959
Interest receivable from affiliated investment	137
Receivable for Fund shares sold	68,869
Tax reclaims receivable	1,296
Receivable from affiliates	31,951

Total assets	$32,422,860

Liabilities

Payable for variation margin on open financial futures contracts	$10,500
Payable for Fund shares redeemed	11,402
Payable to affiliates:
Investment adviser and administration fee	22,894
Distribution and service fees	810
Accrued expenses	5,299

Total liabilities	$50,905

Net Assets	$32,371,955

Sources of Net Assets

Paid-in capital	$30,275,749
Accumulated net realized gain	182,252
Accumulated undistributed net investment income	73,750
Net unrealized appreciation	1,840,204

Total	$32,371,955

Class A Shares

Net Assets	$1,318,718
Shares Outstanding	122,610
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.76
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.42

Class C Shares

Net Assets	$756,908
Shares Outstanding	70,527
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.73

Class I Shares

Net Assets	$30,296,329
Shares Outstanding	2,815,022
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.76

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for financial futures contracts.
**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
12

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Statement of Operations (Unaudited)

Period Ended
Investment Income	February 29, 2012(1)

Dividends (net of foreign taxes, $2,613)	$256,054
Interest	66,072
Interest allocated from affiliated investment	796
Expenses allocated from affiliated investment	(132)

Total investment income	$322,790

Expenses

Investment adviser and administration fee	$107,173
Distribution and service fees
Class A	783
Class C	1,659
Trustees’ fees and expenses	870
Custodian fee	22,313
Transfer and dividend disbursing agent fees	1,628
Legal and accounting services	41,255
Printing and postage	10,002
Registration fees	36,402
Miscellaneous	15,225

Total expenses	$237,310

Deduct —
Allocation of expenses to affiliates	$101,264

Total expense reductions	$101,264

Net expenses	$136,046

Net investment income	$186,744

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$185,755
Investment transactions allocated from affiliated investment	29
Foreign currency transactions	(3,532)

Net realized gain	$182,252

Change in unrealized appreciation (depreciation) —
Investments	$1,801,075
Financial futures contracts	39,152
Foreign currency	(23)

Net change in unrealized appreciation (depreciation)	$1,840,204

Net realized and unrealized gain	$2,022,456

Net increase in net assets from operations	$2,209,200

(1)	For the period from the start of business, September 30, 2011, to February 29, 2012.

See Notes to Financial Statements.
13

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Statement of Changes in Net Assets

Period Ended
February 29, 2012
Increase (Decrease) in Net Assets	(Unaudited)(1)

From operations —
Net investment income	$186,744
Net realized gain from investment and foreign currency transactions	182,252
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and foreign currency	1,840,204

Net increase in net assets from operations	$2,209,200

Distributions to shareholders —
From net investment income
Class A	$(4,379)
Class C	(937)
Class I	(107,678)

Total distributions to shareholders	$(112,994)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,483,644
Class C	737,869
Class I	28,288,919
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,306
Class C	801
Class I	8,381
Cost of shares redeemed
Class A	(219,125)
Class C	(6,046)
Class I	(23,000)

Net increase in net assets from Fund share transactions	$30,275,749

Net increase in net assets	$32,371,955

Net Assets

At beginning of period	$—

At end of period	$32,371,955

Accumulated undistributed net investment income included in net assets

At end of period	$73,750

(1)	For the period from the start of business, September 30, 2011, to February 29, 2012.

See Notes to Financial Statements.
14

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Financial Highlights

	Class A

	Period Ended
	February 29, 2012
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.053
Net realized and unrealized gain	0.744

Total income from operations	$0.797

Less Distributions

From net investment income	$(0.037)

Total distributions	$(0.037)

Net asset value — End of period	$10.760

Total Return(3)	7.98	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,319
Ratios (as a percentage of average daily net assets):
Expenses	1.37	%(5)(6)(7)
Net investment income	1.20	%(6)
Portfolio Turnover	13	%(4)

(1)	For the period from the start of business, September 30, 2011, to February 29, 2012.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Excludes expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies, including Exchange-Traded Funds (equal to 0.08% of average daily net assets for the period from the start of business, September 30, 2011, to February 29, 2012).
(6)	Annualized.
(7)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.84% of average daily net assets for the period from the start of business, September 30, 2011, to February 29, 2012). Absent this subsidy, total return would have been lower.

See Notes to Financial Statements.
15

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Financial Highlights — continued

	Class C

	Period Ended
	February 29, 2012
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.019
Net realized and unrealized gain	0.735

Total income from operations	$0.754

Less Distributions

From net investment income	$(0.024)

Total distributions	$(0.024)

Net asset value — End of period	$10.730

Total Return(3)	7.55	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$757
Ratios (as a percentage of average daily net assets):
Expenses	2.12	%(5)(6)(7)
Net investment income	0.44	%(6)
Portfolio Turnover	13	%(4)

(1)	For the period from the start of business, September 30, 2011, to February 29, 2012.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Excludes expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies, including Exchange-Traded Funds (equal to 0.08% of average daily net assets for the period from the start of business, September 30, 2011, to February 29, 2012).
(6)	Annualized.
(7)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.84% of average daily net assets for the period from the start of business, September 30, 2011, to February 29, 2012). Absent this subsidy, total return would have been lower.

See Notes to Financial Statements.
16

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Financial Highlights — continued

	Class I

	Period Ended
	February 29, 2012
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.069
Net realized and unrealized gain	0.730

Total income from operations	$0.799

Less Distributions

From net investment income	$(0.039)

Total distributions	$(0.039)

Net asset value — End of period	$10.760

Total Return(3)	8.00	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30,296
Ratios (as a percentage of average daily net assets):
Expenses	1.12	%(5)(6)(7)
Net investment income	1.58	%(6)
Portfolio Turnover	13	%(4)

(1)	For the period from the start of business, September 30, 2011, to February 29, 2012.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Excludes expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies, including Exchange-Traded Funds (equal to 0.08% of average daily net assets for the period from the start of business, September 30, 2011, to February 29, 2012).
(6)	Annualized.
(7)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.84% of average daily net assets for the period from the start of business, September 30, 2011, to February 29, 2012). Absent this subsidy, total return would have been lower.

See Notes to Financial Statements.
17

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on September 30, 2011. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

18

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 29, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from September 30, 2011 to February 29, 2012 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

In addition to the direct expenses borne by the Fund, investing in shares of other investment companies, including Exchange-Traded Funds, subjects the Fund to a pro rata portion of their fees and expenses, which are borne indirectly by the Fund.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Interim Financial Statements — The interim financial statements relating to February 29, 2012 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

19

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administration services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the period ended February 29, 2012, the investment adviser and administration fee amounted to $107,173 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its advisory and administration fee for sub-advisory services provided to the Fund.

EVM and RBA have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (including expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies) exceed 1.45%, 2.20% and 1.20% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through December 31, 2012. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and RBA were allocated $101,264 in total of the Fund’s operating expenses for the period ended February 29, 2012.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended February 29, 2012, EVM earned $42 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,021 as its portion of the sales charge on sales of Class A shares for the period ended February 29, 2012. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended February 29, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended February 29, 2012 amounted to $783 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the period ended February 29, 2012, the Fund paid or accrued to EVD $1,247 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the period ended February 29, 2012 amounted to $412 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended February 29, 2012, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the period ended February 29, 2012 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$20,726,843	$3,578,854
U.S. Government and Agency Securities	10,629,060	—

	$31,355,903	$3,578,854

20

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Period Ended
February 29, 2012
Class A	(Unaudited)(1)

Sales	142,996
Issued to shareholders electing to receive payments of distributions in Fund shares	414
Redemptions	(20,800)

Net increase	122,610

Period Ended
February 29, 2012
Class C	(Unaudited)(1)

Sales	71,012
Issued to shareholders electing to receive payments of distributions in Fund shares	77
Redemptions	(562)

Net increase	70,527

Period Ended
February 29, 2012
Class I	(Unaudited)(1)

Sales	2,816,414
Issued to shareholders electing to receive payments of distributions in Fund shares	807
Redemptions	(2,199)

Net increase	2,815,022

(1)	For the period from the start of business, September 30, 2011, to February 29, 2012.

At February 29, 2012, EVM owned 83.1% of the value of outstanding shares of the Fund.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$30,305,511

Gross unrealized appreciation	$1,908,769
Gross unrealized depreciation	(107,694)

Net unrealized appreciation	$1,801,075

21

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

9 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at February 29, 2012 is as follows:

Futures Contracts
					Net
Expiration					Unrealized
Month/Year	Contracts	Position	Aggregate Cost	Value	Appreciation

3/12	30 E-mini S&P 500 Index	Long	$2,007,448	$2,046,600	$39,152

At February 29, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at February 29, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures contracts	$39,152	(1)	$—

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the period ended February 29, 2012 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income	Derivatives Recognized in Income

Futures contracts	$—	$39,152 (1)

(1)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the period ended February 29, 2012, which is indicative of the volume of this derivative type, was approximately $300.

22

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$673,833	$84,585		$—	$758,418
Consumer Staples	1,684,657	504,157		—	2,188,814
Energy	749,924	68,022		—	817,946
Financials	935,173	—		—	935,173
Health Care	2,108,191	537,205		—	2,645,396
Industrials	521,932	68,305		—	590,237
Information Technology	1,059,312	—		—	1,059,312
Materials	301,454	41,413		—	342,867
Telecommunication Services	340,251	198,961		—	539,212
Utilities	1,212,009	—		—	1,212,009

Total Common Stocks	$9,586,736	$1,502,648	*	$—	$11,089,384

U.S. Treasury Obligations	$—	$10,574,237		$—	$10,574,237
Exchange-Traded Funds	8,041,996	—		—	8,041,996
Short-Term Investments	—	2,400,969		—	2,400,969

Total Investments	$17,628,732	$14,477,854		$—	$32,106,586

Futures Contracts	$39,152	$—		$—	$39,152

Total	$17,667,884	$14,477,854		$—	$32,145,738

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

23

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on August 8, 2011, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Richard Bernstein All Asset Strategy Fund (the “Fund”), a series of Eaton Vance Growth Trust, with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Richard Bernstein Advisors LLC (the “Sub-adviser”). The Board reviewed information furnished for the August 8, 2011 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser and Sub-adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser and Sub-adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and/or the Fund’s policies with respect to “soft dollar” arrangements;
•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-Adviser

•	Reports and/or other information provided by the Adviser describing the financial results and condition of the Adviser and Sub-adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates and the Sub-adviser, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s and Sub-adviser’s policies and procedures relating to proxy voting and, with respect to the Adviser, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, and the Sub-adviser on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;
•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by the Adviser and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator) and the Sub-adviser; and
•	The terms of the investment advisory and administrative agreement and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement and sub-advisory agreement with the Adviser and Sub-adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement and sub-advisory agreement for the Fund.

24

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund and, with respect to the Adviser, whose responsibilities may include supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In this regard, the Board considered the Adviser’s role in supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board evaluated the abilities and experience of such personnel in investing in fixed-income securities of varying credit quality, stocks of companies of varying capitalization, real estate investment trusts, exchange-traded notes (ETNs), exchange-traded funds (ETFs), other pooled investment vehicles and commodity-linked derivative investments. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board also reviewed the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory, sub-advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period. The Board also took into consideration the fact that the Fund will be authorized to invest in ETFs and that the fees charged under such contracts will be in respect of services provided in addition to, and are not duplicative of, the services provided under the advisory contract(s) of any ETF in which the Fund may invest. The Board also noted that the Fund intends to establish a wholly-owned subsidiary for the primary purpose of investing in commodity-linked derivative instruments. The subsidiary will be managed by the Adviser and the Sub-adviser pursuant to a separate investment advisory agreement and a separate sub-advisory agreement, respectively, that will be subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and Sub-adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser and Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

25

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates and the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

26

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

Officers and Trustees

Officers of Eaton Vance Richard Bernstein All Asset Strategy Fund

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Richard Bernstein All Asset Strategy Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

27

Eaton Vance
Richard Bernstein All Asset Strategy Fund

February 29, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Investment Sub-Adviser
Richard Bernstein Advisors LLC
520 Madison Avenue, 28th Floor
New York, NY 10022

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5669-4/12	RBAARSRC

Eaton Vance Richard Bernstein Equity Strategy Fund Semiannual Report February 29, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2012
Eaton Vance
Richard Bernstein Equity Strategy Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	23

Important Notices	24

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2012
Performance1,2

Portfolio Manager Richard Bernstein of Richard Bernstein Advisors LLC

				Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Inception

Class A at NAV	10/12/2010	6.03%	-7.83%	4.10%
Class A at 5.75% Maximum Sales Charge	—	-0.08	-13.14	-0.26
Class C at NAV	10/12/2010	5.66	-8.57	3.23
Class C at 1% Maximum Sales Charge	—	4.66	-9.49	3.23
Class I at NAV	10/12/2010	6.10	-7.67	4.30
MSCI All Country World Index	10/12/2010	7.87%	-1.49%	6.65%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I

		1.43%	2.18%	1.18%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2012
Fund Profile

Country Allocation (% of net assets)4

Equity Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)5

Consumer Discretionary Select Sector SPDR Fund	5.1%
Vanguard Extended Market ETF	4.9
Apple, Inc.	1.5
Nestle SA	1.3
Procter & Gamble Co.	1.0
BHP Billiton, Ltd.	0.8
Google, Inc., Class A	0.8
Johnson & Johnson	0.8
Exelon Corp.	0.7
Lorillard, Inc.	0.7

Total	17.6%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2012
Endnotes and Additional Disclosures

[1]	MSCI All Country World Index is an unmanaged free float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, allocations with respect to the Fund’s investments in ETFs are based on the portfolio composition of each ETF as of the Fund’s report date.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 – February 29, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/11)	(2/29/12)	(9/1/11 – 2/29/12)	Ratio

Actual
Class A	$1,000.00	$1,060.30	$6.97	1.36%
Class C	$1,000.00	$1,056.60	$10.79	2.11%
Class I	$1,000.00	$1,061.00	$5.69	1.11%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$6.82	1.36%
Class C	$1,000.00	$1,014.40	$10.57	2.11%
Class I	$1,000.00	$1,019.30	$5.57	1.11%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2011.

5

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 81.1%

Security	Shares	Value

Aerospace & Defense — 1.4%

Boeing Co. (The)	7,637	$572,393
Honeywell International, Inc.	12,952	771,551
Precision Castparts Corp.	6,911	1,157,109
Raytheon Co.	12,599	636,501
United Technologies Corp.	17,798	1,492,718

		$4,630,272

Automobiles — 1.1%

Ford Motor Co.	106,284	$1,315,796
Hyundai Motor Co.	4,067	783,369
Toyota Motor Corp.	41,400	1,720,978

		$3,820,143

Beverages — 1.9%

Asahi Group Holdings, Ltd.	35,500	$777,699
Coca-Cola Co. (The)	34,346	2,399,411
Diageo PLC	37,828	903,192
Kirin Holdings Co., Ltd.	58,000	684,148
PepsiCo, Inc.	27,736	1,745,704

		$6,510,154

Biotechnology — 2.3%

Amgen, Inc.	27,894	$1,895,397
Biogen Idec, Inc.(1)	10,661	1,241,687
Celgene Corp.(1)	15,603	1,144,090
Gilead Sciences, Inc.(1)	33,436	1,521,338
Isis Pharmaceuticals, Inc.(1)	197,192	1,796,419

		$7,598,931

Chemicals — 1.0%

Dow Chemical Co. (The)	35,842	$1,201,065
Monsanto Co.	18,708	1,447,625
Potash Corp. of Saskatchewan, Inc.	16,482	766,756

		$3,415,446

Commercial Banks — 5.4%

Bank of the Ozarks, Inc.	27,213	$798,702
City Holding Co.	21,142	724,536
Columbia Banking System, Inc.	38,242	808,818
Community Bank System, Inc.	26,945	736,137
F.N.B. Corp.	117,531	1,385,691
First Financial Bancorp	42,828	701,094
First Financial Bankshares, Inc.	21,748	745,087
First Midwest Bancorp, Inc.	104,668	1,209,962
Glacier Bancorp, Inc.	86,199	1,189,546
National Penn Bancshares, Inc.	124,855	1,092,481
Old National Bancorp	92,726	1,120,130
PacWest Bancorp	37,756	821,948
S&T Bancorp, Inc.	37,610	797,708
Susquehanna Bancshares, Inc.	131,164	1,215,890
Texas Capital Bancshares, Inc.(1)	25,443	862,263
UMB Financial Corp.	19,036	792,850
Umpqua Holdings Corp.	83,929	1,034,005
United Bankshares, Inc.	34,806	1,019,120
Wintrust Financial Corp.	33,612	1,133,061

		$18,189,029

Communications Equipment — 0.6%

Cisco Systems, Inc.	36,146	$718,583
QUALCOMM, Inc.	19,306	1,200,447

		$1,919,030

Computers & Peripherals — 2.1%

Apple, Inc.(1)	9,497	$5,151,553
EMC Corp.(1)	39,287	1,087,857
Hewlett-Packard Co.	28,851	730,219

		$6,969,629

Diversified Telecommunication Services — 2.0%

AT&T, Inc.	76,795	$2,349,159
CenturyLink, Inc.	39,649	1,595,872
Telefonica SA	89,651	1,525,775
Verizon Communications, Inc.	32,712	1,246,655

		$6,717,461

Electric Utilities — 5.0%

American Electric Power Co., Inc.	56,071	$2,108,830
Duke Energy Corp.	71,450	1,494,734
Edison International	48,957	2,049,830
Entergy Corp.	18,341	1,222,061
Exelon Corp.	61,917	2,419,097
FirstEnergy Corp.	35,609	1,577,123
NextEra Energy, Inc.	30,145	1,793,929
PPL Corp.	45,080	1,287,034

See Notes to Financial Statements.
6

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electric Utilities (continued)

Progress Energy, Inc.	24,764	$1,314,473
Southern Co. (The)	35,992	1,590,486

		$16,857,597

Electrical Equipment — 0.3%

Emerson Electric Co.	17,302	$870,464

		$870,464

Electronic Equipment, Instruments & Components — 0.3%

Corning, Inc.	81,794	$1,066,594

		$1,066,594

Energy Equipment & Services — 1.4%

Baker Hughes, Inc.	9,264	$465,794
Cameron International Corp.(1)	7,591	422,895
Halliburton Co.	11,497	420,675
Helmerich & Payne, Inc.	6,368	390,358
Nabors Industries, Ltd.(1)	25,321	551,491
National Oilwell Varco, Inc.	7,944	655,618
Noble Corp.(1)	15,411	619,214
Schlumberger, Ltd.	11,854	919,989
Weatherford International, Ltd.(1)	18,718	299,114

		$4,745,148

Food & Staples Retailing — 3.1%

Costco Wholesale Corp.	16,373	$1,409,060
CVS Caremark Corp.	41,595	1,875,935
Kroger Co. (The)	53,866	1,281,472
Sysco Corp.	41,858	1,231,462
Tesco PLC	131,936	662,216
Wal-Mart Stores, Inc.	27,738	1,638,761
Walgreen Co.	20,715	686,910
Whole Foods Market, Inc.	20,846	1,683,106

		$10,468,922

Food Products — 4.2%

Archer-Daniels-Midland Co.	43,103	$1,344,814
General Mills, Inc.	37,928	1,453,022
Green Mountain Coffee Roasters, Inc.(1)	12,031	781,654
H.J. Heinz Co.	23,309	1,228,617
Kellogg Co.	28,478	1,490,823
Kraft Foods, Inc., Class A	28,037	1,067,369
Mead Johnson Nutrition Co.	30,607	2,379,694
Nestle SA	70,340	4,300,220

		$14,046,213

Health Care Equipment & Supplies — 3.5%

Baxter International, Inc.	15,287	$888,633
Becton, Dickinson and Co.	19,290	1,470,284
Covidien PLC	21,751	1,136,490
Intuitive Surgical, Inc.(1)	1,645	841,615
Medtronic, Inc.	40,172	1,531,357
St. Jude Medical, Inc.	35,508	1,495,597
Stryker Corp.	30,915	1,658,280
Terumo Corp.	15,200	732,527
Zimmer Holdings, Inc.(1)	34,641	2,104,441

		$11,859,224

Health Care Providers & Services — 5.4%

Aetna, Inc.	21,607	$1,010,343
AmerisourceBergen Corp.	39,055	1,458,704
Cardinal Health, Inc.	31,439	1,306,290
Cigna Corp.	34,354	1,515,355
Express Scripts, Inc.(1)	27,837	1,484,547
HCA Holdings, Inc.	47,861	1,276,453
Humana, Inc.	13,645	1,188,480
IPC The Hospitalist Co., Inc.(1)	14,442	525,256
McKesson Corp.	20,012	1,671,202
Medco Health Solutions, Inc.(1)	22,153	1,497,321
Triple-S Management Corp.(1)	42,773	1,012,437
UnitedHealth Group, Inc.	40,718	2,270,029
WellPoint, Inc.	30,125	1,977,104

		$18,193,521

Hotels, Restaurants & Leisure — 0.4%

McDonald’s Corp.	12,580	$1,248,942

		$1,248,942

Household Products — 2.1%

Colgate-Palmolive Co.	10,823	$1,008,487
Kimberly-Clark Corp.	22,013	1,604,308
Procter & Gamble Co.	51,039	3,446,153
Reckitt Benckiser Group PLC	19,689	1,088,225

		$7,147,173

See Notes to Financial Statements.
7

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Independent Power Producers & Energy Traders — 1.0%

Calpine Corp.(1)	102,900	$1,575,399
NRG Energy, Inc.(1)	94,472	1,615,471

		$3,190,870

Industrial Conglomerates — 1.0%

3M Co.	13,872	$1,215,187
General Electric Co.	65,169	1,241,470
Tyco International, Ltd.	15,555	806,060

		$3,262,717

Internet & Catalog Retail — 0.3%

Amazon.com, Inc.(1)	6,009	$1,079,757

		$1,079,757

Internet Software & Services — 1.3%

eBay, Inc.(1)	29,754	$1,063,408
Google, Inc., Class A(1)	4,309	2,664,040
Yahoo! Inc.(1)	44,381	658,170

		$4,385,618

IT Services — 1.6%

Accenture PLC, Class A	15,807	$941,149
International Business Machines Corp.	9,358	1,840,999
MasterCard, Inc., Class A	2,516	1,056,720
Visa, Inc., Class A	4,343	505,395
Western Union Co.	49,639	867,193

		$5,211,456

Life Sciences Tools & Services — 0.9%

Agilent Technologies, Inc.(1)	44,083	$1,922,900
Thermo Fisher Scientific, Inc.(1)	19,459	1,101,769

		$3,024,669

Machinery — 1.3%

Caterpillar, Inc.	11,806	$1,348,363
Deere & Co.	10,909	904,683
Fanuc, Ltd.	5,800	1,054,355
Stanley Black & Decker, Inc.	12,968	995,943

		$4,303,344

Media — 3.1%

CBS Corp., Class B	40,117	$1,199,498
Comcast Corp., Class A	46,682	1,371,517
DIRECTV, Class A(1)	18,676	865,072
McGraw-Hill Cos., Inc. (The)	23,494	1,093,411
News Corp., Class A	69,227	1,375,541
Time Warner Cable, Inc.	14,088	1,117,742
Time Warner, Inc.	28,657	1,066,327
Viacom, Inc., Class B	19,794	942,590
Walt Disney Co. (The)	31,022	1,302,614

		$10,334,312

Metals & Mining — 1.6%

BHP Billiton, Ltd.	70,732	$2,738,422
Freeport-McMoRan Copper & Gold, Inc.	17,808	757,909
Nucor Corp.	15,912	692,649
Rio Tinto PLC	18,872	1,070,596

		$5,259,576

Multi-Utilities — 3.0%

Consolidated Edison, Inc.	27,513	$1,598,505
Dominion Resources, Inc.	35,428	1,788,051
PG&E Corp.	37,146	1,548,245
Public Service Enterprise Group, Inc.	47,718	1,468,760
Sempra Energy	29,943	1,773,824
Xcel Energy, Inc.	71,369	1,890,565

		$10,067,950

Multiline Retail — 0.3%

Target Corp.	18,851	$1,068,663

		$1,068,663

Oil, Gas & Consumable Fuels — 4.6%

Anadarko Petroleum Corp.	7,925	$666,651
Apache Corp.	6,099	658,265
BG Group PLC	13,298	320,925
Bill Barrett Corp.(1)	8,484	247,987
BP PLC	143,738	1,124,691
Canadian Natural Resources, Ltd.	8,462	314,123
Chesapeake Energy Corp.	10,056	251,400
Chevron Corp.	8,089	882,672
ConocoPhillips	11,003	842,280
Continental Resources, Inc.(1)	6,769	613,813
Devon Energy Corp.	7,671	562,361
EOG Resources, Inc.	5,526	629,190
Exxon Mobil Corp.	17,556	1,518,594
Hess Corp.	4,965	322,328
Husky Energy, Inc.	12,977	350,574

See Notes to Financial Statements.
8

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Marathon Oil Corp.	18,459	$625,576
Marathon Petroleum Corp.	12,926	537,075
Noble Energy, Inc.	5,532	540,200
Occidental Petroleum Corp.	4,378	456,932
Peabody Energy Corp.	10,288	358,845
Plains Exploration & Production Co.(1)	10,445	460,311
QEP Resources, Inc.	17,137	585,057
Southwestern Energy Co.(1)	7,739	255,851
Spectra Energy Corp.	11,645	365,420
Suncor Energy, Inc.	14,563	524,265
Total SA	5,321	297,659
Valero Energy Corp.	20,091	492,029
Williams Cos., Inc.	11,657	348,311
WPX Energy, Inc.(1)	3,885	70,552

		$15,223,937

Personal Products — 0.6%

Estee Lauder Cos., Inc. (The), Class A	21,358	$1,250,297
Kao Corp.	27,400	702,635

		$1,952,932

Pharmaceuticals — 7.2%

Abbott Laboratories	26,354	$1,491,900
Allergan, Inc.	17,968	1,609,753
Astellas Pharma, Inc.	19,800	813,312
AstraZeneca PLC	23,810	1,065,441
Bristol-Myers Squibb Co.	33,962	1,092,558
Daiichi Sankyo Co., Ltd.	36,200	665,569
Eisai Co., Ltd.	17,700	716,278
Eli Lilly & Co.	41,900	1,644,156
GlaxoSmithKline PLC	75,488	1,668,120
Johnson & Johnson	40,837	2,657,672
Merck & Co., Inc.	41,838	1,596,957
Novartis AG	40,808	2,224,288
Novo Nordisk A/S, Class B	5,592	783,874
Pfizer, Inc.	107,949	2,277,724
Roche Holding AG PC	3,199	556,800
Sanofi SA	15,881	1,174,762
Takeda Pharmaceutical Co., Ltd.	19,000	857,379
Teva Pharmaceutical Industries, Ltd.	24,104	1,078,247

		$23,974,790

Real Estate Investment Trusts (REITs) — 0.3%

American Tower Corp.	18,198	$1,138,831

		$1,138,831

Road & Rail — 0.2%

Union Pacific Corp.	6,164	$679,581

		$679,581

Semiconductors & Semiconductor Equipment — 0.5%

Intel Corp.	25,428	$683,504
Texas Instruments, Inc.	26,739	891,746

		$1,575,250

Software — 1.8%

Activision Blizzard, Inc.	52,478	$627,112
Adobe Systems, Inc.(1)	27,966	919,802
CA, Inc.	42,700	1,154,181
Microsoft Corp.	69,995	2,221,641
Oracle Corp.	32,689	956,807

		$5,879,543

Specialty Retail — 0.4%

Home Depot, Inc. (The)	17,077	$812,353
Lowe’s Companies, Inc.	19,509	553,665

		$1,366,018

Textiles, Apparel & Luxury Goods — 0.3%

NIKE, Inc., Class B	10,904	$1,176,760

		$1,176,760

Thrifts & Mortgage Finance — 1.3%

Brookline Bancorp, Inc.	125,041	$1,147,876
Northwest Bancshares, Inc.	101,055	1,275,314
Oritani Financial Corp.	79,236	1,032,445
Provident Financial Services, Inc.	54,843	753,543

		$4,209,178

Tobacco — 3.1%

Altria Group, Inc.	45,497	$1,369,460
British American Tobacco PLC	30,461	1,536,466
Imperial Tobacco Group PLC	18,658	738,799
Japan Tobacco, Inc.	155	823,433
Lorillard, Inc.	18,346	2,404,794

See Notes to Financial Statements.
9

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Tobacco (continued)

Philip Morris International, Inc.	27,376	$2,286,444
Reynolds American, Inc.	29,567	1,239,744

		$10,399,140

Trading Companies & Distributors — 0.3%

Mitsubishi Corp.	36,400	$894,540

		$894,540

Wireless Telecommunication Services — 1.6%

China Mobile, Ltd.	124,000	$1,319,797
Crown Castle International Corp.(1)	29,974	1,552,953
VimpelCom, Ltd. ADR	137,984	1,679,265
Vodafone Group PLC	286,216	771,043

		$5,323,058

Total Common Stocks
(identified cost $250,897,349)		$271,256,383

Exchange-Traded Funds — 10.0%

Security	Shares	Value

Consumer Discretionary Select Sector SPDR Fund	391,712	$16,921,958
Vanguard Extended Market ETF	284,077	16,504,874

Total Exchange-Traded Funds
(identified cost $33,018,875)		$33,426,832

Short-Term Investments — 8.6%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.07%(2)	$28,798	$28,797,725

Total Short-Term Investments
(identified cost $28,797,725)		$28,797,725

Total Investments — 99.7%
(identified cost $312,713,949)		$333,480,940

Other Assets, Less Liabilities — 0.3%		$872,865

Net Assets — 100.0%		$334,353,805

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
PC	- Participation Certificate

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2012.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	67.3%	$225,092,102
United Kingdom	3.3	10,949,714
Japan	3.1	10,442,853
Switzerland	2.6	8,805,696
Australia	0.8	2,738,422
Ireland	0.6	2,077,639
Canada	0.6	1,955,718
Russia	0.5	1,679,265
Spain	0.5	1,525,775
France	0.5	1,472,421
China	0.4	1,319,797
Israel	0.3	1,078,247
Denmark	0.2	783,874
South Korea	0.2	783,369
Bermuda	0.2	551,491

Common Stocks	81.1%	$271,256,383
Exchange-Traded Funds	10.0	33,426,832
Short-Term Investments	8.6	28,797,725

Total Investments	99.7%	$333,480,940

See Notes to Financial Statements.
10

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2012

Unaffiliated investments, at value (identified cost, $283,916,224)	$304,683,215
Affiliated investment, at value (identified cost, $28,797,725)	28,797,725
Cash	95,722
Restricted cash*	1,600,000
Dividends receivable	867,871
Interest receivable from affiliated investment	1,937
Receivable for Fund shares sold	457,064
Tax reclaims receivable	111,382

Total assets	$336,614,916

Liabilities

Payable for variation margin on open financial futures contracts	$140,000
Payable for Fund shares redeemed	1,700,755
Payable to affiliates:
Investment adviser and administration fee	239,625
Distribution and service fees	81,811
Accrued expenses	98,920

Total liabilities	$2,261,111

Net Assets	$334,353,805

Sources of Net Assets

Paid-in capital	$362,897,255
Accumulated net realized loss	(50,386,830)
Accumulated undistributed net investment income	559,266
Net unrealized appreciation	21,284,114

Total	$334,353,805

Class A Shares

Net Assets	$98,678,447
Shares Outstanding	9,388,355
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.51
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.15

Class C Shares

Net Assets	$78,656,365
Shares Outstanding	7,524,875
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.45

Class I Shares

Net Assets	$157,018,993
Shares Outstanding	14,936,505
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.51

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
11

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 29, 2012

Dividends (net of foreign taxes, $99,470)	$4,269,767
Interest allocated from affiliated investment	10,334
Expenses allocated from affiliated investment	(1,750)

Total investment income	$4,278,351

Expenses

Investment adviser and administration fee	$1,624,395
Distribution and service fees
Class A	123,447
Class C	388,128
Trustees’ fees and expenses	7,134
Custodian fee	89,500
Transfer and dividend disbursing agent fees	150,453
Legal and accounting services	26,776
Printing and postage	22,185
Registration fees	63,986
Miscellaneous	13,940

Total expenses	$2,509,944

Net investment income	$1,768,407

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(20,611,103)
Investment transactions allocated from affiliated investment	333
Foreign currency transactions	(153,491)

Net realized loss	$(20,764,261)

Change in unrealized appreciation (depreciation) —
Investments	$36,264,609
Financial futures contracts	522,030
Foreign currency	(5,340)

Net change in unrealized appreciation (depreciation)	$36,781,299

Net realized and unrealized gain	$16,017,038

Net increase in net assets from operations	$17,785,445

See Notes to Financial Statements.
12

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

Statements of Changes in Net Assets

	Six Months Ended
	February 29, 2012	Period Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2011(1)

From operations —
Net investment income	$1,768,407	$1,028,468
Net realized loss from investment and foreign currency transactions	(20,764,261)	(29,908,448)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and foreign currency	36,781,299	(15,497,185)

Net increase (decrease) in net assets from operations	$17,785,445	$(44,377,165)

Distributions to shareholders —
From net investment income
Class A	$(547,555)	$—
Class I	(1,417,663)	—

Total distributions to shareholders	$(1,965,218)	$—

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$15,419,847	$155,030,785
Class C	4,886,463	95,866,524
Class I	25,453,296	317,364,822
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	328,490	—
Class I	122,837	—
Cost of shares redeemed
Class A	(32,561,769)	(31,317,320)
Class C	(12,001,923)	(5,594,745)
Class I	(101,035,687)	(69,050,877)

Net increase (decrease) in net assets from Fund share transactions	$(99,388,446)	$462,299,189

Net increase (decrease) in net assets	$(83,568,219)	$417,922,024

Net Assets

At beginning of period	$417,922,024	$—

At end of period	$334,353,805	$417,922,024

Accumulated undistributed net investment income included in net assets

At end of period	$559,266	$756,077

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.

See Notes to Financial Statements.
13

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

Financial Highlights

	Class A

	Six Months Ended
	February 29, 2012		Period Ended
	(Unaudited)		August 31, 2011(1)

Net asset value — Beginning of period	$9.970		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.051		$0.047
Net realized and unrealized gain (loss)	0.547		(0.077)

Total income (loss) from operations	$0.598		$(0.030)

Less Distributions

From net investment income	$(0.058)		$—

Total distributions	$(0.058)		$—

Net asset value — End of period	$10.510		$9.970

Total Return(3)	6.03	%(4)	(0.30	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$98,678		$110,839
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.36	%(6)	1.43	%(6)
Net investment income	1.03	%(6)	0.49	%(6)
Portfolio Turnover	37	%(4)	109	%(4)

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.
14

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

Financial Highlights — continued

	Class C

	Six Months Ended
	February 29, 2012		Period Ended
	(Unaudited)		August 31, 2011(1)

Net asset value — Beginning of period	$9.890		$10.000

Income (Loss) From Operations

Net investment income (loss)(2)	$0.013		$(0.026)
Net realized and unrealized gain (loss)	0.547		(0.084)

Total income (loss) from operations	$0.560		$(0.110)

Net asset value — End of period	$10.450		$9.890

Total Return(3)	5.66	%(4)	(1.10	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$78,656		$81,599
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.11	%(6)	2.18	%(6)
Net investment income (loss)	0.27	%(6)	(0.27	)%(6)
Portfolio Turnover	37	%(4)	109	%(4)

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.
15

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

Financial Highlights — continued

	Class I

	Six Months Ended
	February 29, 2012		Period Ended
	(Unaudited)		August 31, 2011(1)

Net asset value — Beginning of period	$9.990		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.062		$0.067
Net realized and unrealized gain (loss)	0.542		(0.077)

Total income (loss) from operations	$0.604		$(0.010)

Less Distributions

From net investment income	$(0.084)		$—

Total distributions	$(0.084)		$—

Net asset value — End of period	$10.510		$9.990

Total Return(3)	6.10	%(4)	(0.10	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$157,019		$225,484
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.11	%(6)	1.18	%(6)
Net investment income	1.26	%(6)	0.70	%(6)
Portfolio Turnover	37	%(4)	109	%(4)

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.
16

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

17

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

At August 31, 2011, the Fund had a net capital loss of $28,262,579 attributable to security transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending August 31, 2012.

As of February 29, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from October 12, 2010 to August 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Interim Financial Statements — The interim financial statements relating to February 29, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administration services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended February 29, 2012, the investment adviser and administration fee amounted to

18

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

$1,624,395 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its advisory and administration fee for sub-advisory services provided to the Fund.

EVM and RBA had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceeded 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through December 31, 2011. Pursuant to this agreement, no operating expenses were allocated to EVM and RBA for the six months ended February 29, 2012.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 29, 2012, EVM earned $1,070 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $20,838 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2012. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2012 amounted to $123,447 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 29, 2012, the Fund paid or accrued to EVD $291,096 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 29, 2012 amounted to $97,032 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended February 29, 2012, the Fund was informed that EVD received approximately $73,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $124,786,674 and $222,314,771, respectively, for the six months ended February 29, 2012.

19

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	February 29, 2012	Period Ended
Class A	(Unaudited)	August 31, 2011(1)

Sales	1,561,548	14,094,858
Issued to shareholders electing to receive payments of distributions in Fund shares	33,383	—
Redemptions	(3,324,064)	(2,977,370)

Net increase (decrease)	(1,729,133)	11,117,488

	Six Months Ended
	February 29, 2012	Period Ended
Class C	(Unaudited)	August 31, 2011(1)

Sales	494,150	8,776,371
Redemptions	(1,216,054)	(529,592)

Net increase (decrease)	(721,904)	8,246,779

	Six Months Ended
	February 29, 2012	Period Ended
Class I	(Unaudited)	August 31, 2011(1)

Sales	2,563,480	29,108,122
Issued to shareholders electing to receive payments of distributions in Fund shares	12,484	—
Redemptions	(10,219,992)	(6,527,589)

Net increase (decrease)	(7,644,028)	22,580,533

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$314,040,290

Gross unrealized appreciation	$26,176,147
Gross unrealized depreciation	(6,735,497)

Net unrealized appreciation	$19,440,650

9 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement

20

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at February 29, 2012 is as follows:

Futures Contracts
					Net
Expiration					Unrealized
Month/Year	Contracts	Position	Aggregate Cost	Value	Appreciation

3/12	400 E-mini S&P 500 Index	Long	$26,765,970	$27,288,000	$522,030

At February 29, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at February 29, 2012 was as follows:

Fair Value
Derivative	Asset Derivative	Liability Derivative

Futures contracts	$522,030(1)	$—

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Future Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended February 29, 2012 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income	Derivatives Recognized in Income

Futures contracts	$—	$522,030 (1)

(1)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended February 29, 2012, which is indicative of the volume of this derivative type, was approximately $3,000.

10 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 29, 2012.

11 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the

21

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

Notes to Financial Statements (Unaudited) — continued

disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$17,590,248	$2,504,347		$—	$20,094,595
Consumer Staples	38,307,501	12,217,033		—	50,524,534
Energy	18,225,810	1,743,275		—	19,969,085
Financials	23,537,038	—		—	23,537,038
Health Care	52,314,538	12,336,597		—	64,651,135
Industrials	12,692,023	1,948,895		—	14,640,918
Information Technology	27,007,120	—		—	27,007,120
Materials	7,604,426	1,070,596		—	8,675,022
Telecommunication Services	8,423,904	3,616,615		—	12,040,519
Utilities	30,116,417	—		—	30,116,417

Total Common Stocks	$235,819,025	$35,437,358	*	$—	$271,256,383

Exchange-Traded Funds	$33,426,832	$—		$—	$33,426,832
Short-Term Investments	—	28,797,725		—	28,797,725

Total Investments	$269,245,857	$64,235,083		$—	$333,480,940

Futures Contracts	$522,030	$—		$—	$522,030

Total	$269,767,887	$64,235,083		$—	$334,002,970

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At February 29, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

22

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

Officers and Trustees

Officers of Eaton Vance Richard Bernstein Equity Strategy Fund

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Richard Bernstein Equity Strategy Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

23

Eaton Vance
Richard Bernstein Equity Strategy Fund

February 29, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Investment Sub-Adviser
Richard Bernstein Advisors LLC
520 Madison Avenue, 28th Floor
New York, NY 10022

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4887-4/12	RBMMESRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	April 13, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	April 13, 2012

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	April 13, 2012